United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/15

Date of Reporting Period: Quarter ended 10/31/14

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Chemicals—0.8%
7,000		Bunge Ltd.	$620,550
1,400		CF Industries Holdings, Inc.	364,000
200	[1]	Graham Holdings Co.	156,720
2,500		Scotts Miracle-Gro Co.	148,100
		TOTAL	1,289,370
		Agricultural Machinery—0.7%
5,400		AGCO Corp.	239,274
10,200		Deere & Co.	872,508
		TOTAL	1,111,782
		Airline - National—0.6%
17,100	[1]	United Continental Holdings, Inc.	903,051
		Airline - Regional—0.8%
10,000		Alaska Air Group, Inc.	532,300
19,400		Southwest Airlines Co.	668,912
		TOTAL	1,201,212
		Airlines—0.7%
25,000		Delta Air Lines, Inc.	1,005,750
		Apparel—0.4%
2,000	[1]	Ann, Inc.	76,780
1,300		Carter's, Inc.	101,569
2,300		Guess ?, Inc.	50,991
4,900		V.F. Corp.	331,632
		TOTAL	560,972
		AT&T Divestiture—0.9%
33,400		AT&T, Inc.	1,163,656
3,100		Verizon Communications, Inc.	155,775
		TOTAL	1,319,431
		Auto Components—0.5%
12,500		Goodyear Tire & Rubber Co.	302,875
5,500		Lear Corp.	508,750
		TOTAL	811,625
		Auto Manufacturing—0.2%
26,800		Ford Motor Co.	377,612
		Auto Original Equipment Manufacturers—1.0%
300	[1]	AutoZone, Inc.	166,056
15,600		Johnson Controls, Inc.	737,100
2,700	[1]	O'Reilly Automotive, Inc.	474,876
2,200	[1]	Tenneco Automotive, Inc.	115,192
		TOTAL	1,493,224
		Auto Rentals—0.7%
5,400	[1]	Avis Budget Group, Inc.	301,050
6,700	[1]	United Rentals, Inc.	737,402
		TOTAL	1,038,452
		Biotechnology—4.0%
6,800	[1]	Alexion Pharmaceuticals, Inc.	1,301,248
4,300		Amgen, Inc.	697,374
1

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
3,600	[1]	Biogen Idec, Inc.	$1,155,888
5,200	[1]	Celgene Corp.	556,868
13,300	[1]	Gilead Sciences, Inc.	1,489,600
3,200	[1]	Medivation, Inc.	338,240
1,500	[1]	Regeneron Pharmaceuticals, Inc.	590,580
		TOTAL	6,129,798
		Building Materials—0.1%
1,700		Lennox International, Inc.	151,164
		Building Supply Stores—0.6%
4,300		Home Depot, Inc.	419,336
7,700		Lowe's Cos., Inc.	440,440
		TOTAL	859,776
		Cable TV—0.3%
6,000		Viacom, Inc., Class B	436,080
		Closed End Fund—0.4%
4,500	[1]	Berkshire Hathaway, Inc.	630,720
		Clothing Stores—1.0%
14,000		Gap (The), Inc.	530,460
4,900		Hanesbrands, Inc.	517,489
5,300	[1]	Michael Kors Holdings Ltd.	416,527
		TOTAL	1,464,476
		Commodity Chemicals—1.7%
4,600		Celanese Corp.	270,158
4,700		Dow Chemical Co.	232,180
4,400		Eastman Chemical Co.	355,432
11,200		LyondellBasell Investment LLC - Class A	1,026,256
1,500		PPG Industries, Inc.	305,535
3,000		RPM International, Inc.	135,900
4,800		Westlake Chemical Corp.	338,640
		TOTAL	2,664,101
		Computer Networking—0.3%
20,800		Juniper Networks, Inc.	438,256
		Computer Peripherals—2.0%
16,400		EMC Corp.	471,172
6,400		Lexmark International, Inc., Class A	276,224
19,800		NetApp, Inc.	847,440
4,800		Sandisk Corp.	451,872
10,800		Western Digital Corp.	1,062,396
		TOTAL	3,109,104
		Computer Services—0.2%
4,100		Global Payments, Inc.	330,050
		Computer Stores—1.6%
10,800		GameStop Corp.	461,808
42,649	[1]	Ingram Micro, Inc., Class A	1,144,699
2,100	[1]	Insight Enterprises, Inc.	47,775
13,862	[1]	Tech Data Corp.	827,839
		TOTAL	2,482,121
		Computers - High End—0.8%
7,300		IBM Corp.	1,200,120
		Computers - Midrange—1.4%
59,700		Hewlett-Packard Co.	2,142,036
2

Shares			Value
		COMMON STOCKS—continued
		Construction Machinery—1.3%
6,300		Caterpillar, Inc.	$638,883
2,700		Joy Global, Inc.	142,101
35,600		Trinity Industries, Inc.	1,271,276
		TOTAL	2,052,260
		Consumer Finance—0.2%
12,600		Navient Corp.	249,228
		Copper—0.3%
17,300		Freeport-McMoRan, Inc.	493,050
		Cosmetics & Toiletries—0.7%
21,400		Avon Products, Inc.	222,560
3,800		Estee Lauder Cos., Inc., Class A	285,684
3,300		International Flavors & Fragrances, Inc.	327,195
5,400	[1]	Sally Beauty Holdings, Inc.	158,274
		TOTAL	993,713
		Crude Oil & Gas Production—1.2%
11,200		Apache Corp.	864,640
22,200		Chesapeake Energy Corp.	492,396
4,700		EOG Resources, Inc.	446,735
		TOTAL	1,803,771
		Defense Aerospace—1.8%
3,200		Alliant Techsystems, Inc.	374,272
5,900	[1]	B/E Aerospace, Inc.	439,255
5,300		Boeing Co.	662,023
4,500		General Dynamics Corp.	628,920
2,000		Lockheed Martin Corp.	381,140
8,100	[1]	Spirit Aerosystems Holdings, Inc., Class A	318,654
		TOTAL	2,804,264
		Defense Electronics—1.3%
3,500		L-3 Communications Holdings, Inc.	425,110
7,100		Northrop Grumman Corp.	979,516
5,600		Raytheon Co.	581,728
		TOTAL	1,986,354
		Department Stores—1.7%
2,600		Dillards, Inc., Class A	274,976
14,900		Kohl's Corp.	807,878
16,600		Macy's, Inc.	959,812
9,000		Target Corp.	556,380
		TOTAL	2,599,046
		Discount Department Stores—0.6%
5,400		Foot Locker, Inc.	302,454
7,700		Wal-Mart Stores, Inc.	587,279
		TOTAL	889,733
		Diversified Leisure—0.3%
6,200		Royal Caribbean Cruises Ltd.	421,414
		Diversified Oil—0.8%
9,000		Murphy Oil Corp.	480,510
7,500		Occidental Petroleum Corp.	666,975
		TOTAL	1,147,485
		Diversified Tobacco—0.3%
8,600		Altria Group, Inc.	415,724
3

Shares			Value
		COMMON STOCKS—continued
		Drug Stores—0.4%
10,200		Walgreen Co.	$655,044
		Education & Training Services—0.3%
11,000	[1]	Apollo Group, Inc., Class A	315,260
2,100		DeVry Education Group, Inc.	101,661
1,500	[1]	ITT Educational Services, Inc.	15,165
		TOTAL	432,086
		Electric Utilities—0.1%
2,800		Duke Energy Corp.	230,020
		Electric Utility—3.3%
24,600		AES Corp.	346,122
9,400		American Electric Power Co., Inc.	548,396
7,900		Consolidated Edison Co.	500,544
13,400		Edison International	838,572
11,400		Entergy Corp.	957,828
17,500		Exelon Corp.	640,325
7,600		P G & E Corp.	382,432
2,900		PPL Corp.	101,471
16,700		Public Service Enterprises Group, Inc.	689,877
		TOTAL	5,005,567
		Electrical Equipment—0.1%
4,200	[1]	Sanmina Corp.	105,294
		Electronic Equipment Instruments & Components—0.2%
4,600		Garmin Ltd.	255,208
		Electronic Test/Measuring Equipment—0.0%
1,800	[1]	Itron, Inc.	70,074
		Electronics Stores—0.4%
16,800		Best Buy Co., Inc.	573,552
		Ethical Drugs—1.5%
7,200		Abbott Laboratories	313,848
4,600		Eli Lilly & Co.	305,118
1,500		Johnson & Johnson	161,670
2,100		Merck & Co., Inc.	121,674
32,200		Pfizer, Inc.	964,390
3,700	[1]	United Therapeutics Corp.	484,589
		TOTAL	2,351,289
		Financial Services—1.4%
3,000		American Express Co.	269,850
6,500		Ameriprise Financial, Inc.	820,105
400		BlackRock, Inc.	136,444
11,600		Discover Financial Services	739,848
2,500		Nelnet, Inc., Class A	118,975
		TOTAL	2,085,222
		Generic Drugs—0.1%
2,200	[1]	Mylan, Inc.	117,810
		Grocery Chain—0.9%
25,700		Kroger Co.	1,431,747
		Health Care Providers & Services—0.2%
5,800	[1]	Quintiles Transnational Holdings, Inc.	339,532
		Home Products—0.8%
4,100		Energizer Holdings, Inc.	502,865
1,000		Kimberly-Clark Corp.	114,270
4

Shares			Value
		COMMON STOCKS—continued
		Home Products—continued
9,100		Newell Rubbermaid, Inc.	$303,303
4,600		Tupperware Brands Corp.	293,250
		TOTAL	1,213,688
		Hospitals—0.3%
7,400	[1]	HCA, Inc.	518,370
		Hotels—0.6%
7,100		Marriott International, Inc., Class A	537,825
5,200		Wyndham Worldwide Corp.	403,884
		TOTAL	941,709
		Household Appliances—0.8%
7,500		Whirlpool Corp.	1,290,375
		Household Durables—0.3%
4,600		Stanley Black & Decker, Inc.	430,744
		Industrial Machinery—0.7%
4,600		Dover Corp.	365,424
6,400		Eaton Corp. PLC	437,696
9,100		Terex Corp.	261,807
		TOTAL	1,064,927
		Integrated Domestic Oil—1.7%
17,600		ConocoPhillips	1,269,840
6,900		Hess Corp.	585,189
21,900		Marathon Oil Corp.	775,260
		TOTAL	2,630,289
		Integrated International Oil—1.2%
8,300		Chevron Corp.	995,585
8,200		Exxon Mobil Corp.	793,022
		TOTAL	1,788,607
		Internet Services—0.5%
300		IAC Interactive Corp.	20,307
600	[1]	Priceline.com, Inc.	723,726
		TOTAL	744,033
		Life Insurance—1.5%
15,100		Assured Guaranty Ltd.	348,508
4,700		MetLife, Inc.	254,928
7,400		Principal Financial Group, Inc.	387,538
11,700		Prudential Financial, Inc.	1,035,918
2,900		StanCorp Financial Group, Inc.	201,724
		TOTAL	2,228,616
		Magazine Publishing—0.3%
4,800		McGraw Hill Financial, Inc.	434,304
		Mail Order—0.1%
2,200		HSN, Inc.	145,354
		Major Steel Producer—0.3%
9,900		United States Steel Corp.	396,396
		Medical Supplies—1.2%
4,100	[1]	Align Technology, Inc.	215,742
5,300		AmerisourceBergen Corp.	452,673
7,600		Baxter International, Inc.	533,064
3,800		Cardinal Health, Inc.	298,224
1,500		McKesson Corp.	305,115
		TOTAL	1,804,818
5

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—0.5%
2,800	[1]	Edwards Lifesciences Corp.	$338,576
500		Medtronic, Inc.	34,080
6,500		St. Jude Medical, Inc.	417,105
		TOTAL	789,761
		Miscellaneous Components—0.4%
5,600		Amphenol Corp., Class A	283,248
27,428		Vishay Intertechnology, Inc.	370,552
		TOTAL	653,800
		Miscellaneous Food Products—0.9%
13,800		Archer-Daniels-Midland Co.	648,600
7,300		Fresh Del Monte Produce, Inc.	234,403
5,900		Ingredion, Inc.	455,775
		TOTAL	1,338,778
		Money Center Bank—3.7%
62,500		Bank of America Corp.	1,072,500
15,700		Bank of New York Mellon Corp.	607,904
13,800		Citigroup, Inc.	738,714
29,600		JPMorgan Chase & Co.	1,790,208
10,600		State Street Corp.	799,876
14,700		U.S. Bancorp	626,220
		TOTAL	5,635,422
		Motion Pictures—0.6%
9,500		Walt Disney Co.	868,110
		Multi-Industry Capital Goods—0.6%
2,100		3M Co.	322,917
16,300		General Electric Co.	420,703
5,600		Textron, Inc.	232,568
		TOTAL	976,188
		Multi-Industry Transportation—0.5%
4,500		FedEx Corp.	753,300
		Multi-Line Insurance—1.5%
9,600		Allstate Corp.	622,560
13,100		American International Group, Inc.	701,767
5,500		CIGNA Corp.	547,635
7,900		Lincoln National Corp.	432,604
		TOTAL	2,304,566
		Mutual Fund Adviser—0.3%
5,800		Franklin Resources, Inc.	322,538
3,700		Waddell & Reed Financial, Inc., Class A	176,638
		TOTAL	499,176
		Office Electronics—0.3%
29,400		Xerox Corp.	390,432
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	366,152
		Office Supplies—0.1%
4,500		Avery Dennison Corp.	210,825
		Offshore Driller—0.2%
15,800		Nabors Industries Ltd.	282,030
		Oil Gas & Consumable Fuels—0.5%
6,500		Phillips 66	510,250
6

Shares			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—continued
4,500		SM Energy Co.	$253,350
		TOTAL	763,600
		Oil Refiner—1.4%
11,600		HollyFrontier Corp.	526,408
7,900		Marathon Petroleum Corp.	718,110
19,000		Valero Energy Corp.	951,710
		TOTAL	2,196,228
		Oil Service, Explore & Drill—0.4%
6,400		Helmerich & Payne, Inc.	555,648
		Oil Well Supply—1.1%
9,700		Baker Hughes, Inc.	513,712
7,600	[1]	Cameron International Corp.	452,580
5,800		Halliburton Co.	319,812
5,600		National-Oilwell, Inc.	406,784
		TOTAL	1,692,888
		Other Communications Equipment—0.8%
7,600		Harris Corp.	528,960
11,800		Skyworks Solutions, Inc.	687,232
		TOTAL	1,216,192
		Packaged Foods—0.9%
20,300		ConAgra Foods, Inc.	697,305
4,400		Kellogg Co.	281,424
9,400		Mondelez International, Inc.	331,444
		TOTAL	1,310,173
		Paper & Forest Products—0.1%
5,600		Domtar, Corp.	229,992
		Paper Products—0.6%
10,500		International Paper Co.	531,510
7,200		Rock-Tenn Co.	368,280
		TOTAL	899,790
		Personal & Household—0.2%
5,800		Nu Skin Enterprises, Inc., Class A	306,414
		Personal Loans—0.7%
13,700		Capital One Financial Corp.	1,133,949
		Personnel Agency—0.3%
4,500		Manpower, Inc.	300,375
3,400		Robert Half International, Inc.	186,252
		TOTAL	486,627
		Pharmaceuticals—0.4%
9,700		AbbVie, Inc.	615,562
		Poultry Products—0.4%
7,700	[1]	Pilgrim's Pride Corp.	218,757
4,000		Sanderson Farms, Inc.	335,920
		TOTAL	554,677
		Printing—0.1%
9,700		Donnelley (R.R.) & Sons Co.	169,265
		Property Liability Insurance—2.9%
6,900		Ace Ltd.	754,170
3,200		Chubb Corp.	317,952
4,500		Everest Re Group Ltd.	767,925
10,700		HCC Insurance Holdings, Inc.	558,433
7

Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—continued
5,200		PartnerRe Ltd.	$601,588
3,900		Platinum Underwriters Holdings Ltd.	244,257
11,200		The Travelers Cos., Inc.	1,128,960
		TOTAL	4,373,285
		Railroad—0.4%
5,000		Union Pacific Corp.	582,250
		Recreational Vehicles—0.2%
2,300		Polaris Industries, Inc., Class A	346,978
		Regional Banks—4.5%
23,300		BB&T Corp.	882,604
1,700		City National Corp.	133,807
7,300		Comerica, Inc.	348,502
29,600		Fifth Third Bancorp	591,704
17,200		Huntington Bancshares, Inc.	170,452
30,200		KeyCorp	398,640
12,900		PNC Financial Services Group	1,114,431
9,100	[1]	Popular, Inc.	290,108
2,600	[1]	SVB Financial Group	291,174
22,700		SunTrust Banks, Inc.	888,478
29,100		Wells Fargo & Co.	1,544,919
7,200		Zions Bancorp	208,584
		TOTAL	6,863,403
		Rental & Leasing Services—0.1%
3,200		Rent-A-Center, Inc.	99,104
		Restaurants—0.5%
1,200	[1]	Chipotle Mexican Grill, Inc.	765,600
		Road & Rail—0.3%
4,000		Norfolk Southern Corp.	442,560
		Securities Brokerage—1.2%
7,400		Goldman Sachs Group, Inc.	1,405,926
10,700		Morgan Stanley	373,965
		TOTAL	1,779,891
		Semiconductor Distribution—1.4%
25,913	[1]	Arrow Electronics, Inc.	1,473,413
14,515		Avnet, Inc.	627,774
		TOTAL	2,101,187
		Semiconductor Manufacturing—1.9%
11,100		Broadcom Corp.	464,868
34,400		Intel Corp.	1,169,944
17,700	[1]	Micron Technology, Inc.	585,693
12,800		Texas Instruments, Inc.	635,648
		TOTAL	2,856,153
		Semiconductor Manufacturing Equipment—0.4%
6,900		Lam Research Corp.	537,234
		Services to Medical Professionals—3.9%
9,800		Aetna, Inc.	808,598
2,900	[1]	Express Scripts Holding Co.	222,778
2,000	[1]	Henry Schein, Inc.	240,060
7,600		Humana, Inc.	1,055,260
3,100	[1]	Laboratory Corp. of America Holdings	338,799
2,800		Omnicare, Inc.	186,452
8

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
7,600		Quest Diagnostics, Inc.	$482,296
12,700		UnitedHealth Group, Inc.	1,206,627
10,773		Wellpoint, Inc.	1,364,831
		TOTAL	5,905,701
		Shipbuilding—0.3%
4,500		Huntington Ingalls Industries, Inc.	476,190
		Soft Drinks—1.4%
14,400		Coca-Cola Enterprises, Inc.	624,240
13,800		Dr. Pepper Snapple Group, Inc.	955,650
5,700		PepsiCo, Inc.	548,169
		TOTAL	2,128,059
		Software Packaged/Custom—2.1%
19,200		CA, Inc.	557,952
7,300		Computer Sciences Corp.	440,920
11,700	[1]	Electronic Arts, Inc.	479,349
3,800	[1]	F5 Networks, Inc.	467,324
11,600		Oracle Corp.	452,980
35,500		Symantec Corp.	881,110
		TOTAL	3,279,635
		Specialty Chemicals—0.7%
2,500		Airgas, Inc.	278,850
4,200		Ashland, Inc.	453,894
12,400		Huntsman Corp.	302,560
		TOTAL	1,035,304
		Specialty Retailing—2.3%
8,000		Abercrombie & Fitch Co., Class A	267,840
2,600	[1]	AutoNation, Inc.	148,876
8,100	[1]	Bed Bath & Beyond, Inc.	545,454
2,900		Big Lots, Inc.	132,385
13,887		CVS Caremark Corp.	1,191,644
1,700		Children's Place, Inc./The	83,725
6,600		Expedia, Inc.	560,802
3,800		GNC Acquisition Holdings, Inc.	157,966
2,700		Nordstrom, Inc.	196,047
16,300		Staples, Inc.	206,684
1,400		Williams-Sonoma, Inc.	91,042
		TOTAL	3,582,465
		Telecommunication Equipment & Services—1.6%
2,400	[1]	Anixter International, Inc.	204,408
12,500	[1]	Arris Group, Inc.	375,250
29,900		Cisco Systems, Inc.	731,653
22,800		Corning, Inc.	465,804
9,100		Qualcomm, Inc.	714,441
		TOTAL	2,491,556
		Telephone Utility—0.7%
26,200		CenturyLink, Inc.	1,086,776
		Textiles Apparel & Luxury Goods—0.6%
6,000		Nike, Inc., Class B	557,820
3,700		PVH Corp.	423,095
		TOTAL	980,915
9

Shares			Value
		COMMON STOCKS—continued
		Tools and Hardware—0.2%
2,500		Snap-On, Inc.	$330,350
		Toys & Games—0.5%
7,600		Hasbro, Inc.	437,228
10,400		Mattel, Inc.	323,128
		TOTAL	760,356
		Truck Manufacturing—0.5%
3,000		Cummins, Inc.	438,540
6,600		OshKosh Truck Corp.	295,416
		TOTAL	733,956
		Undesignated Consumer Cyclicals—0.3%
8,300		Herbalife Ltd.	435,418
2,100		Weight Watchers International, Inc.	54,705
		TOTAL	490,123
		Uniforms—0.2%
4,600		Cintas Corp.	336,904
		TOTAL COMMON STOCKS (IDENTIFIED COST $118,914,817)	149,856,480
		INVESTMENT COMPANY—2.4%
3,639,008	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	3,639,008
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $122,553,825)[4]	153,495,488
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(956,023)
		TOTAL NET ASSETS—100%	$152,539,465
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2014, the cost of investments for federal tax purposes was $122,553,825. The net unrealized appreciation of investments for federal tax purposes was $30,941,663. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,571,853 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,630,190.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
10

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11
Federated MDT Balanced Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—59.0%
		Aerospace & Defense—1.4%
1,200		Alliant Techsystems, Inc.	$140,352
1,500	[1]	B/E Aerospace, Inc.	111,675
2,500		Boeing Co.	312,275
1,500		General Dynamics Corp.	209,640
1,500		Huntington Ingalls Industries, Inc.	158,730
1,800		L-3 Communications Holdings, Inc.	218,628
300		Lockheed Martin Corp.	57,171
2,900		Northrop Grumman Corp.	400,084
2,100		Raytheon Co.	218,148
1,600		Textron, Inc.	66,448
		TOTAL	1,893,151
		Air Freight & Logistics—0.3%
2,100		FedEx Corp.	351,540
		Airlines—1.1%
6,600		Alaska Air Group, Inc.	351,318
11,400		Delta Air Lines, Inc.	458,622
7,800		Southwest Airlines Co.	268,944
9,800	[1]	United Continental Holdings, Inc.	517,538
		TOTAL	1,596,422
		Auto Components—0.6%
7,100		Goodyear Tire & Rubber Co.	172,033
5,900		Johnson Controls, Inc.	278,775
3,300		Lear Corp.	305,250
1,800	[1]	Tenneco, Inc.	94,248
		TOTAL	850,306
		Automobiles—0.2%
19,700		Ford Motor Co.	277,573
		Banks—4.6%
12,700		BB&T Corp.	481,076
37,800		Bank of America Corp.	648,648
8,000		Citigroup, Inc.	428,240
5,200		Comerica, Inc.	248,248
20,900		Fifth Third Bancorp	417,791
13,300		Huntington Bancshares, Inc.	131,803
16,600		JPMorgan Chase & Co.	1,003,968
21,000		KeyCorp	277,200
7,800		PNC Financial Services Group	673,842
6,300	[1]	Popular, Inc.	200,844
19,500		SunTrust Banks, Inc.	763,230
8,000		U.S. Bancorp	340,800
13,800		Wells Fargo & Co.	732,642
2,400		Zions Bancorp	69,528
		TOTAL	6,417,860
		Beverages—0.8%
7,500		Coca-Cola Enterprises, Inc.	325,125

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Beverages—continued
7,900		Dr. Pepper Snapple Group, Inc.	$547,075
2,600		PepsiCo, Inc.	250,042
		TOTAL	1,122,242
		Biotechnology—2.7%
3,500	[1]	Alexion Pharmaceuticals, Inc.	669,760
2,500		Amgen, Inc.	405,450
2,300	[1]	Biogen Idec, Inc.	738,484
2,300	[1]	Celgene Corp.	246,307
7,200	[1]	Gilead Sciences, Inc.	806,400
2,000	[1]	Medivation, Inc.	211,400
700	[1]	Regeneron Pharmaceuticals, Inc.	275,604
3,300	[1]	United Therapeutics Corp.	432,201
		TOTAL	3,785,606
		Building Products—0.1%
1,400		Lennox International, Inc.	124,488
		Capital Markets—1.8%
4,600		Ameriprise Financial, Inc.	580,382
1,600		Franklin Resources, Inc.	88,976
4,000		Goldman Sachs Group, Inc.	759,960
7,600		Morgan Stanley	265,620
6,500		State Street Corp.	490,490
9,300		The Bank of New York Mellon Corp.	360,096
		TOTAL	2,545,524
		Chemicals—1.5%
1,000		Airgas, Inc.	111,540
3,300		Ashland, Inc.	356,631
700		CF Industries Holdings, Inc.	182,000
1,500		Dow Chemical Co.	74,100
2,000		Eastman Chemical Co.	161,560
8,400		Huntsman Corp.	204,960
5,500		LyondellBasell Industries NV - Class - A	503,965
600		PPG Industries, Inc.	122,214
2,100		RPM International, Inc.	95,130
1,600		Scotts Co.	94,784
2,800		Westlake Chemical Corp.	197,540
		TOTAL	2,104,424
		Commercial Services—0.3%
1,500		Cintas Corp.	109,860
7,600		Donnelley (R.R.) & Sons Co.	132,620
10,000		Pitney Bowes, Inc.	247,400
		TOTAL	489,880
		Communications Equipment—1.2%
6,900	[1]	Arris Group, Inc.	207,138
21,300		Cisco Systems, Inc.	521,211
1,200	[1]	F5 Networks, Inc.	147,576
5,900		Harris Corp.	410,640
8,200		Juniper Networks, Inc.	172,774
3,100		Qualcomm, Inc.	243,381
		TOTAL	1,702,720

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Finance—0.7%
7,100		Capital One Financial Corp.	$587,667
5,900		Discover Financial Services	376,302
1,600		Nelnet, Inc., Class A	76,144
		TOTAL	1,040,113
		Containers & Packaging—0.2%
2,800		Avery Dennison Corp.	131,180
3,600		Rock-Tenn Co. - CL A	184,140
		TOTAL	315,320
		Diversified Consumer Services—0.4%
8,100	[1]	Apollo Education Group, Inc.	232,146
1,500		DeVry Education Group, Inc.	72,615
300	[1]	Graham Holdings, Co.	235,080
1,200	[1]	ITT Educational Services, Inc.	12,132
		TOTAL	551,973
		Diversified Financial Services—0.4%
2,200	[1]	Berkshire Hathaway, Inc., Class B	308,352
2,300		McGraw Hill Financial, Inc.	208,104
		TOTAL	516,456
		Diversified Telecommunication Services—1.1%
21,000		AT&T, Inc.	731,640
18,800		CenturyLink, Inc.	779,824
1,100		Verizon Communications	55,275
		TOTAL	1,566,739
		Electric Utilities—1.0%
3,400		American Electric Power Co., Inc.	198,356
7,000		Edison International	438,060
4,800		Entergy Corp.	403,296
9,500		Exelon Corp.	347,605
400		PPL Corp.	13,996
		TOTAL	1,401,313
		Electrical Equipment—0.1%
2,900		Eaton Corp PLC	198,331
		Electronic Equipment Instruments & Components—2.1%
1,100	[1]	Anixter International, Inc.	93,687
16,800	[1]	Arrow Electronics, Inc.	955,248
7,100		Avnet, Inc.	307,075
9,700		Corning, Inc.	198,171
4,700	[1]	Ingram Micro, Inc., Class A	126,148
1,900	[1]	Insight Enterprises, Inc.	43,225
1,400	[1]	Itron, Inc.	54,502
7,000	[1]	Sanmina Corp.	175,490
11,300	[1]	Tech Data Corp.	674,836
22,000		Vishay Intertechnology, Inc.	297,220
		TOTAL	2,925,602
		Energy Equipment & Services—0.9%
5,700		Baker Hughes, Inc.	301,872
100		Bristow Group, Inc.	7,390
2,200	[1]	Cameron International Corp.	131,010
4,000		Halliburton Co.	220,560

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy Equipment & Services—continued
4,200		Helmerich & Payne, Inc.	$364,644
3,000		National-Oilwell, Inc.	217,920
		TOTAL	1,243,396
		Food & Staples Retailing—1.6%
7,300		CVS Health Corp.	626,413
17,000		Kroger Co.	947,070
3,800		Wal-Mart Stores, Inc.	289,826
5,800		Walgreen Co.	372,476
		TOTAL	2,235,785
		Food Products—1.2%
9,300		Archer-Daniels-Midland Co.	437,100
3,100		Bunge Ltd.	274,815
9,700		ConAgra Foods, Inc.	333,195
4,500		Fresh Del Monte Produce, Inc.	144,495
3,700		Ingredion, Inc.	285,825
2,900		Kellogg Co.	185,484
		TOTAL	1,660,914
		Health Care Equipment & Supplies—0.7%
3,600		Abbott Laboratories	156,924
4,300		Baxter International, Inc.	301,602
1,600	[1]	Edwards Lifesciences Corp.	193,472
1,600		Medtronic, Inc.	109,056
3,600		St. Jude Medical, Inc.	231,012
		TOTAL	992,066
		Health Care Providers & Services—2.9%
5,300		Aetna, Inc.	437,303
2,600		AmerisourceBergen Corp.	222,066
5,100		CIGNA Corp.	507,807
2,700		Cardinal Health, Inc.	211,896
1,200	[1]	Express Scripts Holding Co.	92,184
3,100	[1]	HCA Holdings, Inc.	217,155
500	[1]	Henry Schein, Inc.	60,015
3,400		Humana, Inc.	472,090
2,100	[1]	Laboratory Corp. of America Holdings	229,509
500		McKesson Corp.	101,705
4,600		Quest Diagnostics, Inc.	291,916
4,800		UnitedHealth Group, Inc.	456,048
6,100		Wellpoint, Inc.	772,809
		TOTAL	4,072,503
		Hotels Restaurants & Leisure—0.7%
500	[1]	Chipotle Mexican Grill, Inc.	319,000
2,800		Marriott International, Inc., Class A	212,100
2,800		Royal Caribbean Cruises, Ltd.	190,316
4,100		Wyndham Worldwide Corp.	318,447
		TOTAL	1,039,863
		Household Durables—0.9%
3,100		Garmin Ltd.	171,988
3,800		Newell Rubbermaid, Inc.	126,654
2,600		Tupperware Brands Corp.	165,750

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Household Durables—continued
4,300		Whirlpool Corp.	$739,815
		TOTAL	1,204,207
		Household Products—0.2%
2,200		Energizer Holdings, Inc.	269,830
		Independent Power and Renewable Electricity Producers—0.2%
15,600		AES Corp.	219,492
		Industrial Conglomerates—0.4%
1,500		3M Co.	230,655
11,100		General Electric Co.	286,491
		TOTAL	517,146
		Insurance—3.0%
3,000		Ace, Ltd.	327,900
7,400		American International Group, Inc.	396,418
1,200		Chubb Corp.	119,232
2,800		Everest Re Group Ltd.	477,820
7,400		HCC Insurance Holdings, Inc.	386,206
3,400		MetLife, Inc.	184,416
4,700		PartnerRe Ltd.	543,743
3,600		Platinum Underwriters Holdings Ltd.	225,468
7,300		Prudential Financial	646,342
1,900		StanCorp Financial Group, Inc.	132,164
7,500		The Travelers Cos, Inc.	756,000
		TOTAL	4,195,709
		Internet & Catalog Retail—0.2%
1,300		HSN, Inc.	85,891
200	[1]	The Priceline Group, Inc.	241,242
		TOTAL	327,133
		Internet Software & Services—0.0%
300		IAC Interactive Corp.	20,307
		IT Services—0.6%
4,000		Amdocs Ltd.	190,160
5,400		Computer Sciences Corp.	326,160
2,400		Global Payments, Inc.	193,200
14,300		Xerox Corp.	189,904
		TOTAL	899,424
		Leisure Equipment & Products—0.3%
3,200		Hasbro, Inc.	184,096
4,800		Mattel, Inc.	149,136
700		Polaris Industries, Inc.	105,602
		TOTAL	438,834
		Machinery—1.7%
4,100		AGCO Corp.	181,671
3,200		Caterpillar, Inc.	324,512
1,700		Cummins, Inc.	248,506
6,000		Deere & Co.	513,240
1,300		Joy Global, Inc.	68,419
3,100		OshKosh Truck Corp.	138,756
6,200		Terex Corp.	178,374

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Machinery—continued
19,700		Trinity Industries, Inc.	$703,487
		TOTAL	2,356,965
		Media—0.3%
2,300		Viacom, Inc., Class B - New	167,164
3,500		Walt Disney Co.	319,830
		TOTAL	486,994
		Metals & Mining—0.3%
7,000		Freeport-McMoRan, Inc.	199,500
4,700		United States Steel Corp.	188,188
		TOTAL	387,688
		Multi-Utilities—0.5%
3,100		Ameren Corp.	131,254
2,500		Consolidated Edison Co.	158,400
3,300		P G & E Corp.	166,056
6,800		Public Service Enterprises Group, Inc.	280,908
		TOTAL	736,618
		Multiline Retail—1.3%
2,400		Big Lots, Inc.	109,560
10,400		Kohl's Corp.	563,888
11,000		Macy's, Inc.	636,020
1,500		Nordstrom, Inc.	108,915
100	[1]	Sears Holdings Corp.	3,492
6,100		Target Corp.	377,102
		TOTAL	1,798,977
		Oil Gas & Consumable Fuels—3.8%
6,000		Apache Corp.	463,200
6,400		Chesapeake Energy Corp.	141,952
4,400		Chevron Corp.	527,780
10,300		ConocoPhillips	743,145
700		EOG Resources, Inc.	66,535
3,600		Exxon Mobil Corp.	348,156
3,200		Hess Corp.	271,392
6,700		HollyFrontier Corp.	304,046
14,900		Marathon Oil Corp.	527,460
4,300		Marathon Petroleum Corp.	390,870
5,400		Murphy Oil Corp.	288,306
3,200		Occidental Petroleum Corp.	284,576
4,100		Phillips 66	321,850
13,900		Valero Energy Corp.	696,251
		TOTAL	5,375,519
		Paper & Forest Products—0.3%
3,600		Domtar Corp.	147,852
5,300		International Paper Co.	268,286
		TOTAL	416,138
		Personal Products—0.6%
9,700		Avon Products, Inc.	100,880
2,200		Estee Lauder Cos., Inc., Class A	165,396
5,400		Herbalife Ltd.	283,284

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Personal Products—continued
4,300		Nu Skin Enterprises, Inc.	$227,169
		TOTAL	776,729
		Pharmaceuticals—0.7%
5,000		AbbVie, Inc.	317,300
800		Lilly (Eli) & Co.	53,064
1,500		Merck & Co., Inc.	86,910
100	[1]	Mylan, Inc.	5,355
16,300		Pfizer, Inc.	488,185
		TOTAL	950,814
		Poultry Products—0.1%
2,100		Sanderson Farms, Inc.	176,358
		Professional Services—0.4%
1,100		Dun & Bradstreet Corp.	135,091
3,500		Manpower Group, Inc.	233,625
3,000		Robert Half International, Inc.	164,340
		TOTAL	533,056
		Real Estate Investment Trusts—4.2%
7,400		American Tower Corp.	721,500
2,200		Avalonbay Communities, Inc.	342,848
17,000		BioMed Realty Trust, Inc.	369,240
2,000		Boston Properties, Inc.	253,500
21,000		Cousins Properties, Inc.	273,210
22,000		CubeSmart, REIT	463,100
22,000		DCT Industrial Trust, Inc.	188,540
2,500		Equity Residential Properties Trust	173,900
2,000		Essex Property Trust, Inc.	403,520
1,700		Federal Realty Investment Trust	224,060
44,000		Hersha Hospitality Trust	320,760
14,725		Kite Realty Group Trust	381,230
7,500		Pebblebrook Hotel Trust	319,500
1,500		SL Green Realty Corp.	173,550
1,500		Simon Property Group, Inc.	268,815
19,000		Sprit Realty Capital, Inc.	226,100
36,000	[1]	Strategic Hotels & Resorts, Inc.	462,600
9,500		Sunstone Hotel Investors, Inc.	145,445
2,000		Vornado Realty Trust	218,960
		TOTAL	5,930,378
		Road & Rail—0.4%
2,400	[1]	Avis Budget Group, Inc.	133,800
1,700		Norfolk Southern Corp.	188,088
2,400		Union Pacific Corp.	279,480
		TOTAL	601,368
		Semiconductors & Semiconductor Equipment—1.3%
6,800		Broadcom Corp.	284,784
14,400		Intel Corp.	489,744
3,700		Lam Research Corp.	288,082
4,000	[1]	Micron Technology, Inc.	132,360
5,500		Skyworks Solutions, Inc.	320,320

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Semiconductors & Semiconductor Equipment—continued
4,700		Texas Instruments, Inc.	$233,402
		TOTAL	1,748,692
		Software—0.9%
14,300		CA, Inc.	415,558
4,500	[1]	Electronic Arts, Inc.	184,365
5,000		Oracle Corp.	195,250
16,000		Symantec Corp.	397,120
		TOTAL	1,192,293
		Specialty Chemicals—0.1%
800		International Flavors & Fragrances, Inc.	79,320
		Specialty Retail—2.2%
5,200		Abercrombie & Fitch Co., Class A	174,096
1,400	[1]	Ann, Inc.	53,746
1,800	[1]	AutoNation, Inc.	103,068
300	[1]	AutoZone, Inc.	166,056
2,600	[1]	Bed Bath & Beyond, Inc.	175,084
7,100		Best Buy Co., Inc.	242,394
1,200		Children's Place, Inc./The	59,100
4,700		Foot Locker, Inc.	263,247
2,600		GNC Acquisition Holdings, Inc.	108,082
7,400		GameStop Corp.	316,424
8,200		Gap (The), Inc.	310,698
3,800		Guess ?, Inc.	84,246
1,200		Home Depot, Inc.	117,024
4,800		Lowe's Cos., Inc.	274,560
1,400	[1]	O'Reilly Automotive, Inc.	246,232
2,300		Rent-A-Center, Inc.	71,231
3,900	[1]	Sally Beauty Holdings, Inc.	114,309
13,300		Staples, Inc.	168,644
		TOTAL	3,048,241
		Technology Hardware Storage & Peripherals—2.4%
1,600		Diebold, Inc.	56,688
6,600		EMC Corp. Mass	189,618
31,500		Hewlett-Packard Co.	1,130,220
3,800		International Business Machines Corp.	624,720
2,800		Lexmark International, Inc.	120,848
8,700		NetApp, Inc.	372,360
3,500		Sandisk Corp.	329,490
5,000		Western Digital Corp.	491,850
		TOTAL	3,315,794
		Textiles Apparel & Luxury Goods—0.7%
1,700		Carter's, Inc.	132,821
3,700		Hanesbrands, Inc.	390,757
2,300		Nike, Inc., Class B	213,831
1,600		PVH Corp.	182,960
		TOTAL	920,369
		Tobacco—0.1%
3,400		Altria Group, Inc.	164,356

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Trading Companies & Distributors—0.3%
3,400	[1]	United Rentals, Inc.	$374,204
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,548,138)	82,485,063
		ASSET-BACKED SECURITIES—1.2%
$300,000		BMW Vehicle Trust 2014-1, A4, 0.99%, 08/21/2017	300,463
250,000		Bank of America Credit Card Trust 2014-A2, A, 0.423%, 09/16/2019	249,987
24,737		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.51%, 08/25/2032	27,072
250,000		Citibank Credit Card Issuance Trust 2014-A2, A2, 1.02%, 02/22/2019	249,802
300,000		Discover Card Master Trust I 2012—B3, B3, 0.603%, 05/15/2018	300,228
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.647%, 06/20/2017	400,690
100,000		Navient Student Loan Trust 2014-1, A2, 0.462%, 03/27/2023	100,087
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019	25,194
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,649,583)	1,653,523
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
		Commercial Mortgage—1.3%
1,112		Bear Stearns Mortgage Securities, Inc., 1997-6 1A, 6.377%, 3/25/2031	1,151
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	200,670
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	73,476
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	134,365
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 3.969%, 6/10/2046	204,770
200,000		Commercial Mortgage Trust 2014-LC17 B, 4.490%, 10/10/2047	211,479
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045	199,664
3,461		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	3,812
6,099		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	6,839
11,556		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	12,993
15,197		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	16,945
582		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	600
2,828		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	2,966
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	106,325
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	146,523
10,959		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	12,277
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.283%, 2/12/2051	113,266
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.088%, 12/12/2049	55,406
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	104,107
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	152,000
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,977
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,742,996)	1,786,611
		CORPORATE BONDS—12.5%
		Basic Industry - Chemicals—0.2%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	101,055
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,600
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	39,572
70,000		RPM International, Inc., 6.500%, 02/15/2018	79,469
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,912
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	24,619
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,093
		TOTAL	318,320

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—0.8%
$50,000		Alcan, Inc., 5.000%, 06/01/2015	$51,270
100,000		Alcoa, Inc., 5.870%, 02/23/2022	110,861
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	96,931
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	14,159
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	94,872
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	107,875
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	63,648
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	43,150
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	18,182
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	102,131
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	98,739
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	151,154
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	22,290
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	182,740
		TOTAL	1,158,002
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,728
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,665
		TOTAL	31,393
		Capital Goods - Aerospace & Defense—0.3%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	51,763
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	227,616
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	22,048
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,203
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	51,902
		TOTAL	363,532
		Capital Goods - Building Materials—0.0%
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	16,576
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	44,743
		Capital Goods - Diversified Manufacturing—0.4%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	14,985
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,411
60,000		Dover Corp., Note, 5.450%, 03/15/2018	67,165
30,000		Emerson Electric Co., 4.875%, 10/15/2019	33,851
200,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	202,643
80,000		Hubbell, Inc., 5.950%, 06/01/2018	91,261
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	55,448
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	37,000
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,623
		TOTAL	536,387
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	96,878
25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,230
		TOTAL	127,108
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	46,070
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,200

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Packaging—continued
$10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	$10,727
		TOTAL	66,997
		Communications - Cable & Satellite—0.1%
24,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	24,131
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	102,534
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	37,289
		TOTAL	163,954
		Communications - Media & Entertainment—0.5%
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	85,647
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	27,824
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,251
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	28,626
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	84,884
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,521
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	104,263
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,489
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,651
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	100,191
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	167,362
		TOTAL	705,709
		Communications - Telecom Wireless—0.5%
50,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	49,269
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	101,021
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	102,386
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	53,410
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	106,556
90,000		Orange SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	101,755
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	31,837
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	94,243
		TOTAL	640,477
		Communications - Telecom Wirelines—0.3%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	10,075
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	93,644
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	196,046
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	70,046
		TOTAL	369,811
		Consumer Cyclical - Automotive—0.5%
175,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	175,999
175,000		American Honda Finance Corp., 0.400%, 7/14/2017	174,836
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,146
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	102,423
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,811
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,314
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	102,531
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.500%, 04/03/2018	67,255
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,939
		TOTAL	690,254
		Consumer Cyclical - Leisure—0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	223,129

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Lodging—0.1%
$30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	$29,105
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,385
		TOTAL	80,490
		Consumer Cyclical - Retailers—0.3%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	52,833
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,973
35,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	35,811
300,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 4.300%, 04/22/2044	314,007
		TOTAL	413,624
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	72,564
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,497
		TOTAL	85,061
		Consumer Non-Cyclical - Food/Beverage—0.7%
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	106,787
37,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	35,927
116,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	115,083
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	194,080
25,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	25,839
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	22,691
130,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/02/2024	132,565
250,000		Sysco Corp., Sr. Unsecd. Note, 4.50%, 10/02/2044	258,485
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	30,637
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	53,571
		TOTAL	975,665
		Consumer Non-Cyclical - Health Care—0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	52,071
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,204
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	69,198
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,642
		TOTAL	143,115
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,253
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	35,081
		TOTAL	45,334
		Consumer Non-Cyclical - Products—0.0%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,283
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	31,274
30,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	31,101
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	33,985
		TOTAL	96,360
		Energy - Independent—0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	50,167
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	34,614
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	26,500
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	104,887
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	86,604
		TOTAL	302,772

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—0.3%
$30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	$32,118
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,491
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	77,018
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	112,261
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	86,022
20,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,080
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	51,443
20,000		Phillips 66, Sr. Unsecd. Note, 1.950%, 03/05/2015	20,101
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	53,667
		TOTAL	473,201
		Energy - Midstream—0.2%
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	80,023
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,325
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	138,871
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	18,856
40,000		Williams Partners LP, 5.250%, 03/15/2020	44,459
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,588
		TOTAL	325,122
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	16,362
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	21,123
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	53,577
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	15,519
		TOTAL	106,581
		Energy - Refining—0.1%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,056
30,000		Valero Energy Corp., 7.500%, 04/15/2032	38,762
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,769
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	117,163
		TOTAL	180,750
		Financial Institution - Banking—2.9%
74,000		American Express Co., 2.650%, 12/02/2022	72,204
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	51,725
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	42,145
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,389
60,000		Bank of America Corp., Sr. Unsecd. Note, 4.500%, 04/01/2015	60,977
100,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	110,828
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,481
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	254,060
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	21,301
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	104,202
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	27,918
30,000		Comerica, Inc., 3.800%, 7/22/2026	30,054
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	41,177
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	200,154
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,679
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	276,150
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	70,591
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	30,641

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	$33,916
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	186,534
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	56,647
200,000		HSBC Holdings PLC, Sub. Note, 5.250%, 03/14/2044	217,899
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	150,843
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	249,856
175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.850%, 02/01/2044	188,918
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	390,879
250,000		Manufacturers & Traders T, Sr. Unsecd. Note, Series BKNT, 0.533%, 7/25/2017	249,898
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	69,884
150,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	193,843
175,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	176,755
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	21,364
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	102,559
30,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/01/2018	33,880
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	78,800
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	119,036
		TOTAL	4,036,187
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,756
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	89,412
40,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	44,975
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	147,023
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,795
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	50,137
		TOTAL	368,098
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/09/2023	30,085
		Financial Institution - Insurance - Health—0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	56,930
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,650
		TOTAL	116,580
		Financial Institution - Insurance - Life—0.7%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	203,176
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	13,321
25,000		American International Group, Inc., 4.50%, 7/16/2044	25,492
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	36,945
150,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	190,254
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,641
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	16,275
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	255,211
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	21,121
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,827
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,069
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.625%, 05/12/2041	173,785
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	61,930
		TOTAL	1,028,047
		Financial Institution - Insurance - P&C—0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	92,392

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	$1,103
75,000		CNA Financial Corp., 6.500%, 08/15/2016	82,038
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	36,425
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	22,767
100,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/01/2044	100,535
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	100,791
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	52,633
		TOTAL	488,684
		Financial Institution - REIT - Apartment—0.0%
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	16,530
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,645
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,802
		TOTAL	46,977
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	46,379
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	49,391
		TOTAL	95,770
		Financial Institution - REIT - Office—0.1%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	50,301
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	52,806
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	63,517
		TOTAL	166,624
		Financial Institution - REIT - Other—0.2%
75,000		Liberty Property LP, 6.625%, 10/01/2017	84,890
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	50,614
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	78,245
		TOTAL	213,749
		Financial Institution - REIT - Retail—0.1%
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	22,139
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,911
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,972
		TOTAL	79,022
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,332
		Technology—0.3%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,550
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,171
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	28,965
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	63,828
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	20,860
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	99,562
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,758
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	21,068
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	11,107
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,390
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	27,097
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,706
		TOTAL	383,062

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Airlines—0.1%
$130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	$140,421
		Transportation - Railroads—0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	75,652
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	59,717
30,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.000%, 05/15/2023	28,944
		TOTAL	164,313
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	102,037
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,369
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	60,506
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,244
		TOTAL	244,156
		Utility - Electric—0.6%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	88,500
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	115,627
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,973
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	81,125
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	104,492
25,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.250%, 03/15/2023	25,103
30,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	33,037
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	11,127
14,571	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	15,664
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 8.000%, 03/01/2032	36,467
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	50,791
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	89,644
25,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	26,083
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	81,183
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	59,791
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,224
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	43,073
		TOTAL	878,904
		Utility - Natural Gas—0.2%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	25,160
100,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	100,764
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	53,405
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	43,914
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	65,135
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	59,828
		TOTAL	348,206
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,610,204)	17,555,967
		FOREIGN GOVERNMENTs/AGENCY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $75,367)	76,425
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
$3,158		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016 (IDENTIFIED COST $3,276)	3,320

Shares or Principal Amount			Value
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
$70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	$85,048
		U.S. TREASURY—1.4%
360,279		U.S. Treasury Inflation-Protected Bond, Series TIPS of , 1.375%, 2/15/2044	396,881
420,376		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	414,415
300,528	[4]	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	292,404
150,000		United States Treasury Bond, 3.375%, 5/15/2044	159,105
50,000		United States Treasury Bond, 3.625%, 2/15/2044	55,487
200,000		United States Treasury Note, 2.375%, 8/15/2024	200,750
500,000		United States Treasury Note, 3.500%, 5/15/2020	546,094
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,084,913)	2,065,136
		EXCHANGE-TRADED FUND—6.0%
131,500		iShares MSCI EAFE ETF (IDENTIFIED COST $7,815,865)	8,409,425
		INVESTMENT COMPANIES—18.6%[5]
34,591		Emerging Markets Fixed Income Core Fund	1,233,350
1,144,912		Federated Mortgage Core Portfolio	11,368,980
199,644		Federated Project and Trade Finance Core Fund	1,914,583
7,618,626	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	7,618,626
592,353		High Yield Bond Portfolio	3,897,683
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $26,241,122)	26,033,222
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $120,841,464)[7]	140,153,740
		OTHER ASSETS AND LIABILITIES - NET— (0.2)%[8]	(314,425)
		TOTAL NET ASSETS—100%	$139,839,315
At October 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Bond Ultra Long Futures	1	$156,813	December 2014	$(440)
[1]United States Treasury Note 2-Year Long Futures	55	$12,075,938	December 2014	$34,486
[1]United States Treasury Note 5-Year Short Futures	35	$4,180,039	December 2014	$(31,524)
[1]United States Treasury Note 10-Year Short Futures	40	$5,054,375	December 2014	$(70,371)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$(67,849)
The average notional value of long and short futures contracts held by the Fund throughout the period was $11,555,375 and $9,891,371, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $2,408,651, which represented 1.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $2,185,522, which represented 1.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	3/24/2010	$200,000	$223,129
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	At October 31, 2014, the cost of investments for federal tax purposes was $120,842,057. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $19,311,683. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,822,364 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,510,681.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$79,026,749	$—	$—	$79,026,749
International	3,458,314	—	—	3,458,314
Debt Securities:
Asset-Backed Securities	—	1,653,523	—	1,653,523
Collateralized Mortgage Obligations	—	1,786,611	—	1,786,611
Corporate Bonds	—	17,555,967	—	17,555,967
Foreign Government/Agency	—	76,425	—	76,425
Mortgage-Backed Security	—	3,320	—	3,320
Municipal Bond	—	85,048	—	85,048
U.S. Treasury	—	2,065,136	—	2,065,136
Exchange-Traded Fund	8,409,425	—	—	8,409,425
Investment Companies[1]	24,118,639	1,914,583	—	26,033,222
TOTAL SECURITIES	$115,013,127	$25,140,613	$—	$140,153,740
OTHER FINANCIAL INSTRUMENTS[2]	$(67,849)	$—	$—	$(67,849)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investments Trust
REMIC	—Real Estate Mortgage Investment Conduit
20
Federated MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Chemicals—0.6%
8,035		Scotts Miracle-Gro Co.	$475,993
		Agricultural Machinery—1.2%
11,800		Deere & Co.	1,009,372
		Air Freight & Logistics—0.7%
3,700		FedEx Corp.	619,380
		Airline - National—1.1%
17,327	[1]	United Continental Holdings, Inc.	915,039
		Airline - Regional—0.9%
7,400		Alaska Air Group, Inc.	393,902
5,700		Southwest Airlines Co.	196,536
2,400	[1]	Spirit Airlines, Inc.	175,464
		TOTAL	765,902
		Airlines—0.8%
1,100		Copa Holdings SA, Class A	128,612
13,700		Delta Air Lines, Inc.	551,151
		TOTAL	679,763
		Apparel—0.2%
2,000		Carter's, Inc.	156,260
600		L Brands, Inc.	43,272
		TOTAL	199,532
		AT&T Divestiture—1.1%
19,536		Verizon Communications, Inc.	981,684
		Auto Components—0.4%
14,600		Goodyear Tire & Rubber Co.	353,758
		Auto Manufacturing—0.4%
25,317		Ford Motor Co.	356,717
		Auto Original Equipment Manufacturers—1.1%
800	[1]	AutoZone, Inc.	442,816
2,400		BorgWarner, Inc.	136,848
1,800		Lear Corp.	166,500
1,300	[1]	O'Reilly Automotive, Inc.	228,644
		TOTAL	974,808
		Auto Part Replacement—1.0%
8,907		Genuine Parts Co.	864,692
		Auto Rentals—0.6%
4,600	[1]	United Rentals, Inc.	506,276
		Baking—0.3%
12,348		Flowers Foods, Inc.	234,612
		Biotechnology—5.5%
6,400	[1]	Alexion Pharmaceuticals, Inc.	1,224,704
3,400		Amgen, Inc.	551,412
2,900	[1]	Biogen Idec, Inc.	931,132
5,600	[1]	Gilead Sciences, Inc.	627,200
900	[1]	Illumina, Inc.	173,322
4,300	[1]	Medivation, Inc.	454,510
5,900	[1]	Myriad Genetics, Inc.	232,991
1

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
1,100	[1]	Pharmacyclics, Inc.	$143,737
900	[1]	Regeneron Pharmaceuticals, Inc.	354,348
		TOTAL	4,693,356
		Cable TV—0.3%
3,600		Viacom, Inc., Class B	261,648
		Capital Markets—0.2%
4,000		Lazard Ltd., Class A	196,840
		Chemicals—0.8%
1,700		Eastman Chemical Co.	137,326
5,900		LyondellBasell Investment LLC - Class A	540,617
		TOTAL	677,943
		Clothing Stores—1.7%
20,915		Gap (The), Inc.	792,469
4,929		Hanesbrands, Inc.	520,552
4,300	[1]	Urban Outfitters, Inc.	130,548
		TOTAL	1,443,569
		Commodity Chemicals—1.3%
2,700		DuPont (E.I.) de Nemours & Co.	186,705
15,925		RPM International, Inc.	721,402
3,400		Westlake Chemical Corp.	239,870
		TOTAL	1,147,977
		Computer Services—0.8%
1,000	[1]	Cognizant Technology Solutions Corp.	48,850
2,600	[1]	Fiserv, Inc.	180,648
3,500		Global Payments, Inc.	281,750
2,300	[1]	Salesforce.com, Inc.	147,177
		TOTAL	658,425
		Computers - High End—1.5%
7,800		IBM Corp.	1,282,320
		Computers - Low End—3.4%
26,865		Apple, Inc.	2,901,420
		Construction Machinery—1.3%
6,700		Caterpillar, Inc.	679,447
8,900		Joy Global, Inc.	468,407
		TOTAL	1,147,854
		Cosmetics & Toiletries—1.1%
15,906		Avon Products, Inc.	165,422
5,600		Estee Lauder Cos., Inc., Class A	421,008
5,600	[1]	Sally Beauty Holdings, Inc.	164,136
1,300	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	157,053
		TOTAL	907,619
		Crude Oil & Gas Production—1.8%
9,000		EOG Resources, Inc.	855,450
6,083	[1]	Newfield Exploration Co.	198,367
5,700		SM Energy Co.	320,910
4,700	[1]	Southwestern Energy Co.	152,797
		TOTAL	1,527,524
		Defense Aerospace—1.3%
2,208	[1]	B/E Aerospace, Inc.	164,386
2,900		Boeing Co.	362,239
2

Shares			Value
		COMMON STOCKS—continued
		Defense Aerospace—continued
3,000		Lockheed Martin Corp.	$571,710
		TOTAL	1,098,335
		Defense Electronics—0.4%
1,400		Grainger (W.W.), Inc.	345,520
		Department Stores—1.0%
2,000		Dillards, Inc., Class A	211,520
9,900		Target Corp.	612,018
		TOTAL	823,538
		Discount Department Stores—1.1%
11,832		Wal-Mart Stores, Inc.	902,427
		Distillers—0.3%
2,700	[1]	Constellation Brands, Inc., Class A	247,158
		Diversified Consumer Services—0.2%
4,500		Block (H&R), Inc.	145,395
		Diversified Leisure—0.2%
2,500		Las Vegas Sands Corp.	155,650
		Diversified Tobacco—0.2%
3,600		Altria Group, Inc.	174,024
		Drug Stores—1.1%
14,800		Walgreen Co.	950,456
		Education & Training Services—0.2%
5,400	[1]	Apollo Group, Inc., Class A	154,764
3,604	[1]	ITT Educational Services, Inc.	36,436
		TOTAL	191,200
		Electrical - Radio & TV—0.3%
2,000		Harman International Industries, Inc.	214,680
		Electrical Equipment—0.3%
3,400		Emerson Electric Co.	217,804
		Ethical Drugs—0.9%
4,991		Eli Lilly & Co.	331,053
3,600	[1]	United Therapeutics Corp.	471,492
		TOTAL	802,545
		Financial Services—2.2%
3,600		American Express Co.	323,820
1,900		Automatic Data Processing, Inc.	155,382
800		BlackRock, Inc.	272,888
2,200		Dun & Bradstreet Corp.	270,182
1,600		Moody's Corp.	158,768
4,500		Paychex, Inc.	211,230
6,700	[1]	Verifone Systems, Inc.	249,642
12,400		Western Union Co.	210,304
		TOTAL	1,852,216
		Food Products—0.3%
4,700		Kraft Foods Group, Inc.	264,845
		Gas Utilities—0.6%
5,400		EQT Corp.	507,816
		Grocery Chain—1.4%
16,677		Kroger Co.	929,076
7,500		Whole Foods Market, Inc.	294,975
		TOTAL	1,224,051
3

Shares			Value
		COMMON STOCKS—continued
		Health Care Equipment & Supplies—0.3%
2,600		Stryker Corp.	$227,578
		Health Care Providers & Services—0.4%
5,000	[1]	HCA, Inc.	350,250
		Home Building—0.1%
100	[1]	NVR, Inc.	122,758
		Home Products—0.6%
2,600		Kimberly-Clark Corp.	297,102
3,600		Tupperware Brands Corp.	229,500
		TOTAL	526,602
		Hotels and Motels—1.1%
5,600		Marriott International, Inc., Class A	424,200
6,200		Wyndham Worldwide Corp.	481,554
		TOTAL	905,754
		Household Appliances—0.2%
4,500		Fortune Brands Home & Security, Inc.	194,625
		Household Durables—0.2%
5,200		Newell Rubbermaid, Inc.	173,316
		Industrial Machinery—1.0%
5,000		Dover Corp.	397,200
5,000		Ingersoll-Rand PLC, Class A	313,100
1,100		Valmont Industries, Inc.	149,787
		TOTAL	860,087
		Insurance—0.2%
1,800		Aon PLC	154,800
		Internet Services—2.6%
10,200	[1]	eBay, Inc.	535,500
400	[1]	Google, Inc.	227,148
13,000		IAC Interactive Corp.	879,970
500	[1]	Priceline.com, Inc.	603,105
		TOTAL	2,245,723
		IT Services—0.3%
3,600		Accenture PLC	292,032
		Life Insurance—1.2%
12,000		Prudential Financial, Inc.	1,062,480
		Life Sciences Tools & Services—0.2%
2,900	[1]	Quintiles Transnational Holdings Inc.	169,766
		Magazine Publishing—0.3%
2,800		McGraw Hill Financial, Inc.	253,344
		Media—0.6%
6,100		Walt Disney Co.	557,418
		Medical Supplies—2.5%
3,000	[1]	Align Technology, Inc.	157,860
900		Allergan, Inc.	171,054
3,300		AmerisourceBergen Corp.	281,853
1,300		Bard (C.R.), Inc.	213,161
3,700		Baxter International, Inc.	259,518
1,900		Becton, Dickinson & Co.	244,530
8,348		Cardinal Health, Inc.	655,151
3,400		Patterson Cos., Inc.	146,574
		TOTAL	2,129,701
4

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—1.0%
1,600	[1]	Edwards Lifesciences Corp.	$193,472
9,932		St. Jude Medical, Inc.	637,336
		TOTAL	830,808
		Miscellaneous Components—0.2%
4,200		Amphenol Corp., Class A	212,436
		Miscellaneous Machinery—0.1%
400		Rockwell Automation, Inc.	44,940
		Multi-Industry Capital Goods—0.5%
1,200		3M Co.	184,524
4,500	[1]	HD Supply, Inc.	129,780
1,400		Honeywell International, Inc.	134,568
		TOTAL	448,872
		Multi-Line Insurance—0.8%
18,000		Allied World Assurance Holdings Ltd.	684,000
		Multiline Retail—0.6%
8,400		Macy's, Inc.	485,688
		Mutual Fund Adviser—0.8%
300	[1]	Affiliated Managers Group	59,937
5,900		Franklin Resources, Inc.	328,099
1,900		T. Rowe Price Group, Inc.	155,971
2,300		Waddell & Reed Financial, Inc., Class A	109,802
		TOTAL	653,809
		Office Equipment—0.8%
28,428		Pitney Bowes, Inc.	703,309
		Office Supplies—0.6%
11,485		Avery Dennison Corp.	538,072
		Offshore Driller—0.2%
1,900		Oceaneering International, Inc.	133,513
		Oil Gas & Consumable Fuels—0.7%
3,700		Marathon Petroleum Corp.	336,330
3,100		Phillips 66	243,350
		TOTAL	579,680
		Oil Service, Explore & Drill—0.6%
4,100		Helmerich & Payne, Inc.	355,962
6,800		Patterson-UTI Energy, Inc.	156,604
		TOTAL	512,566
		Oil Well Supply—0.7%
4,100	[1]	Cameron International Corp.	244,155
5,300		Halliburton Co.	292,242
800		Schlumberger Ltd.	78,928
		TOTAL	615,325
		Other Communications Equipment—1.4%
10,717		Harris Corp.	745,903
8,200		Skyworks Solutions, Inc.	477,568
		TOTAL	1,223,471
		Outpatient Clinics—0.2%
2,100	[1]	DaVita HealthCare Partners, Inc.	163,947
		Packaged Foods—1.5%
17,200		ConAgra Foods, Inc.	590,820
5

Shares			Value
		COMMON STOCKS—continued
		Packaged Foods—continued
11,000		Kellogg Co.	$703,560
		TOTAL	1,294,380
		Paper Products—0.9%
5,200		International Paper Co.	263,224
10,400		Rock-Tenn Co.	531,960
		TOTAL	795,184
		Personal & Household—0.3%
5,300		Nu Skin Enterprises, Inc., Class A	279,999
		Personnel Agency—0.2%
3,200		Robert Half International, Inc.	175,296
		Pharmaceuticals—0.4%
5,600		AbbVie, Inc.	355,376
		Plastic Containers—0.5%
15,128	[1]	Owens-Illinois, Inc.	389,849
		Pollution Control—0.1%
800		Danaher Corp.	64,320
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	203,223
		Property Liability Insurance—0.8%
6,906		The Travelers Cos., Inc.	696,125
		Railroad—0.9%
4,400		Union Pacific Corp.	512,380
3,000		Wabtec Corp.	258,900
		TOTAL	771,280
		Restaurant—0.0%
400		Darden Restaurants, Inc.	20,712
		Restaurants—0.5%
700	[1]	Chipotle Mexican Grill, Inc.	446,600
		Semiconductor Manufacturing—3.5%
19,500		Broadcom Corp.	816,660
35,931		Intel Corp.	1,222,013
7,300		Microchip Technology, Inc.	314,703
8,500	[1]	Micron Technology, Inc.	281,265
8,200		Texas Instruments, Inc.	407,212
		TOTAL	3,041,853
		Services to Medical Professionals—1.6%
5,500	[1]	Express Scripts Holding Co.	422,510
2,300	[1]	Henry Schein, Inc.	276,069
5,800	[1]	Laboratory Corp. of America Holdings	633,882
		TOTAL	1,332,461
		Shipbuilding—0.2%
1,800		Huntington Ingalls Industries, Inc.	190,476
		Shoes—0.2%
1,700	[1]	Deckers Outdoor Corp.	148,682
		Soft Drinks—3.2%
19,594		Coca-Cola Enterprises, Inc.	849,400
21,730		Dr. Pepper Snapple Group, Inc.	1,504,802
4,410		PepsiCo, Inc.	424,110
		TOTAL	2,778,312
6

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—4.8%
35,613		CA, Inc.	$1,034,914
5,200	[1]	Citrix Systems, Inc.	333,996
2,300	[1]	Commvault Systems, Inc.	101,982
10,700	[1]	Electronic Arts, Inc.	438,379
3,400	[1]	F5 Networks, Inc.	418,132
2,200		Microsoft Corp.	103,290
10,400		Oracle Corp.	406,120
53,408		Symantec Corp.	1,325,586
		TOTAL	4,162,399
		Specialty Chemicals—0.3%
2,500		Airgas, Inc.	278,850
		Specialty Retailing—3.3%
7,400	[1]	Bed Bath & Beyond, Inc.	498,316
5,900		Big Lots, Inc.	269,335
1,800		Costco Wholesale Corp.	240,066
5,000		Expedia, Inc.	424,850
4,516		GNC Acquisition Holdings, Inc.	187,730
8,300		Lowe's Cos., Inc.	474,760
6,136		Nordstrom, Inc.	445,535
4,200		PetSmart, Inc.	303,870
		TOTAL	2,844,462
		Technology Hardware Storage & Peripherals—3.6%
20,400		EMC Corp.	586,092
19,800		NetApp, Inc.	847,440
6,200		Sandisk Corp.	583,668
4,300	[1]	Teradata Corp.	181,976
8,800		Western Digital Corp.	865,656
		TOTAL	3,064,832
		Telecommunication Equipment & Services—1.3%
8,200	[1]	Arris Group, Inc.	246,164
6,400		Motorola, Inc.	412,800
5,800		Qualcomm, Inc.	455,358
		TOTAL	1,114,322
		Telephone Utility—0.3%
28,204		Windstream Corp.	295,578
		Textiles Apparel & Luxury Goods—2.9%
12,800		Coach, Inc.	440,064
3,500	[1]	Fossil, Inc.	355,810
3,100	[1]	Michael Kors Holdings Ltd.	243,629
4,400		Nike, Inc., Class B	409,068
4,700		PVH Corp.	537,445
3,300		Ralph Lauren Corp.	543,972
		TOTAL	2,529,988
		Tobacco—0.2%
1,500		Philip Morris International, Inc.	133,515
		Toys & Games—1.8%
19,065		Hasbro, Inc.	1,096,809
14,800		Mattel, Inc.	459,836
		TOTAL	1,556,645
		Truck Manufacturing—0.4%
2,400		Cummins, Inc.	350,832
7

Shares			Value
		COMMON STOCKS—continued
		Undesignated Consumer Cyclicals—0.8%
5,300	[1]	Avis Budget Group, Inc.	$295,475
6,300		Herbalife Ltd.	330,498
3,300		Weight Watchers International, Inc.	85,965
		TOTAL	711,938
		Uniforms—0.4%
4,736		Cintas Corp.	346,865
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,693,080)	84,332,707
		INVESTMENT COMPANY—2.3%
1,920,049	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	1,920,049
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $71,613,129)[4]	86,252,756
		OTHER ASSETS AND LIABILITIES - NET— (0.5)%[5]	(387,300)
		TOTAL NET ASSETS—100%	$85,865,456
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2014, the cost of investments for federal tax purposes was $71,613,129. The net unrealized appreciation of investments for federal tax purposes was $14,639,627. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,599,243 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,959,616.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions),
8

transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
9
Federated MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Accident & Health Insurance—0.1%
1,487	[1]	Triple-S Management Corp., Class B	$32,922
		Air Freight & Logistics—0.4%
4,000	[1]	Echo Global Logistics, Inc.	104,520
		Airline - National—0.5%
13,840	[1]	Jet Blue Airways Corp.	159,714
		Airline - Regional—0.7%
712		Alaska Air Group, Inc.	37,900
7,314	[1]	Republic Airways Holdings, Inc.	91,571
900	[1]	Spirit Airlines, Inc.	65,799
		TOTAL	195,270
		Aluminum—0.9%
8,800	[1]	Century Aluminum Co.	257,664
100		Kaiser Aluminum Corp.	6,955
		TOTAL	264,619
		Apparel—1.0%
3,000		Columbia Sportswear Co.	115,620
4,800	[1]	Iconix Brand Group, Inc.	192,048
		TOTAL	307,668
		Auto Original Equipment Manufacturers—1.9%
4,400	[1]	Gentherm, Inc.	183,480
14,000	[1]	Meritor, Inc.	160,860
3,300	[1]	Stoneridge, Inc.	42,867
1,000		Strattec Security Corp.	103,720
1,454	[1]	Tenneco Automotive, Inc.	76,131
		TOTAL	567,058
		Auto Part Replacement—0.1%
785		Standard Motor Products, Inc.	31,023
		Automotive—0.5%
100		Remy International, Inc.	1,848
5,500	[1]	Tower International, Inc.	133,650
		TOTAL	135,498
		Biotechnology—2.6%
12,500	[1]	Achillion Pharmaceuticals, Inc.	146,875
14,600	[1]	Affymetrix, Inc.	131,546
5,600	[1]	Cambrex Corp.	118,048
1,800	[1]	Enanta Pharmaceuticals, Inc.	77,400
11,000	[1]	Repligen Corp.	277,420
		TOTAL	751,289
		Book Publishing—0.4%
3,400		Scholastic Corp.	118,354
		Building Materials—0.4%
300	[1]	Drew Industries, Inc.	14,418
6,700		Griffon Corp.	82,343
500	[1]	Patrick Industries, Inc.	21,360
		TOTAL	118,121
1

Shares			Value
		COMMON STOCKS—continued
		Business Services—0.1%
700	[1]	Euronet Worldwide, Inc.	$37,569
		Cable TV—0.4%
3,800	[1]	DTS, Inc.	113,164
		Cellular Communications—0.3%
5,200	[1]	Intelsat (Luxembourg) S.A., ADR	101,192
		Clothing Stores—0.5%
1,800		Cato Corp., Class A	64,206
2,400	[1]	Citi Trends, Inc.	54,360
2,700		Stein Mart, Inc.	36,126
		TOTAL	154,692
		Cogeneration—0.1%
2,200	[1]	Pacific Ethanol, Inc.	31,042
		Commercial Services—0.7%
4,400	[1]	Lifelock, Inc.	74,404
2,700	[1]	Parexel International Corp.	146,637
		TOTAL	221,041
		Communications Equipment—0.4%
6,100	[1]	Infinera Corp.	88,633
3,000	[1]	Shoretel, Inc.	24,270
		TOTAL	112,903
		Computer Networking—0.9%
2,151		Black Box Corp.	47,300
7,100	[1]	Super Micro Computer, Inc.	226,916
		TOTAL	274,216
		Computer Peripherals—0.9%
11,700	[1]	Aruba Networks, Inc.	252,486
		Computer Services—1.3%
3,400	[1]	EPAM Systems, Inc.	162,316
3,500	[1]	Manhattan Associates, Inc.	140,385
3,900	[1]	Sykes Enterprises, Inc.	84,006
		TOTAL	386,707
		Computer Stores—1.0%
5,971	[1]	Insight Enterprises, Inc.	135,840
6,869	[1]	PC Connections, Inc.	163,826
		TOTAL	299,666
		Construction & Engineering—0.5%
700	[1]	Argan, Inc.	24,367
4,600	[1]	Tutor Perini Corp.	128,846
		TOTAL	153,213
		Containers & Packaging—0.4%
4,100	[1]	Berry Plastics Group, Inc.	106,682
		Crude Oil & Gas Production—0.3%
10,900	[1]	Abraxas Petroleum Corp.	45,017
3,300		Comstock Resources, Inc.	39,072
		TOTAL	84,089
		Dairy Products—0.4%
1,300		Cal-Maine Foods, Inc.	114,127
		Defense Aerospace—0.9%
3,400		AAR Corp.	90,100
1,500	[1]	Ducommun, Inc.	39,615
2

Shares			Value
		COMMON STOCKS—continued
		Defense Aerospace—continued
1,100	[1]	Esterline Technologies Corp.	$128,821
200		Kaman Corp., Class A	8,612
		TOTAL	267,148
		Defense Electronics—0.6%
1,900		Standex International Corp.	163,875
		Department Stores—0.0%
1,100		Bon-Ton Stores, Inc.	9,691
		Drug Stores—0.2%
12,200	[1]	Rite Aid Corp.	64,050
		Education & Training Services—1.6%
1,700		Capella Education Co.	120,258
3,500	[1]	Grand Canyon Education, Inc.	167,650
2,400	[1]	Strayer Education, Inc.	175,656
		TOTAL	463,564
		Electric & Electronic Original Equipment Manufacturers—0.5%
9,900		General Cable Corp.	140,283
		Electric Utility—0.7%
2,700		Empire Distribution Electric Co.	76,788
1,200		Idacorp, Inc.	75,876
1,300		Otter Tail Corp.	40,300
		TOTAL	192,964
		Electrical—Radio & TV - 0.6%
3,000	[1]	Universal Electronics, Inc.	170,670
		Electrical Equipment—1.0%
200		Belden, Inc.	14,238
4,700		Brady (W.H.) Co.	112,048
600		EnerSys, Inc.	37,680
7,800	[1]	Enphase Energy, Inc.	117,156
		TOTAL	281,122
		Electronic Components—0.3%
2,200		Methode Electronics, Inc., Class A	86,636
		Electronic Equipment Instruments & Components—1.4%
1,800	[1]	Itron, Inc.	70,074
13,067	[1]	Sanmina Corp.	327,590
		TOTAL	397,664
		Electronic Instruments—0.3%
1,500	[1]	Faro Technologies, Inc.	84,000
		Electronics Stores—0.6%
2,500	[1]	REX American Resources Corp.	181,900
		Ethical Drugs—1.7%
1,700	[1]	Ligand Pharmaceuticals, Inc., Class B	93,959
10,698	[1]	PharMerica Corp.	306,926
12,900	[1]	SciClone Pharmaceuticals, Inc.	98,556
		TOTAL	499,441
		Financial Services—4.1%
10,600		Boston Private Financial Holdings	139,390
1,500	[1]	CRA International, Inc.	45,000
5,935		Deluxe Corp.	360,848
3,600		Fidelity Southern Corp.	55,260
3,000	[1]	Global Cash Access LLC	21,870
2,100		Janus Capital Group, Inc.	31,479
3

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
2,900		Lakeland Financial Corp.	$120,176
9,058		MainSource Financial Group, Inc.	164,765
3,700	[1]	Moneygram International, Inc.	31,820
1,607		Nelnet, Inc., Class A	76,477
2,500	[1]	Outerwall, Inc.	158,175
		TOTAL	1,205,260
		Food Wholesaling—0.7%
8,300	[1]	Omega Protein Corp.	119,935
8,700	[1]	SUPERVALU, Inc.	75,081
		TOTAL	195,016
		Furniture—0.7%
2,300		Haverty Furniture Cos., Inc.	50,623
4,259		Kimball International, Inc., Class B	76,577
3,300	[1]	Select Comfort Corp.	84,777
		TOTAL	211,977
		Gas Distributor—0.5%
2,900		WGL Holdings, Inc.	136,300
		Generic Drugs—0.1%
4,600	[1]	Immunogen, Inc.	42,596
		Grocery Chain—0.1%
1,600		Ingles Markets, Inc., Class A	43,040
		Health Care Equipment & Supplies—0.8%
6,000	[1]	Merit Medical Systems, Inc.	90,900
5,800	[1]	Zeltiq Aesthetics, Inc.	148,712
		TOTAL	239,612
		Home Health Care—0.2%
400	[1]	Addus Homecare Corp.	7,948
2,000	[1]	Amedisys, Inc.	52,200
		TOTAL	60,148
		Home Products—0.2%
2,000	[1]	Libbey, Inc.	57,500
		Hospitals—0.8%
3,100		HealthSouth Corp.	125,023
7,591		Select Medical Holdings Corp.	109,462
		TOTAL	234,485
		Hotels and Motels—0.1%
1,200		Marcus Corp.	20,556
		Hotels Restaurants & Leisure—0.3%
1,100		Marriott Vacations Worldwide Corp.	76,384
		Household Appliances—0.1%
3,342	[1]	hhgregg, Inc.	17,312
		Industrial Machinery—0.7%
11,100	[1]	Blount International, Inc.	169,941
900		Columbus McKinnon Corp.	25,605
		TOTAL	195,546
		Insurance Brokerage—0.9%
4,500		AmTrust Financial Services, Inc.	201,915
5,400		Crawford & Co., Class B	54,972
		TOTAL	256,887
4

Shares			Value
		COMMON STOCKS—continued
		Integrated Domestic Oil—0.2%
7,600	[1]	Callon Petroleum Corp.	$49,856
		International Bank—0.1%
1,400		Preferred Bank Los Angeles, CA	37,212
		Internet Services—0.1%
1,900	[1]	Orbitz Worldwide, Inc.	15,713
600	[1]	Web.com Group, Inc.	12,318
		TOTAL	28,031
		Internet Software & Services—0.8%
4,900	[1]	LogMeIn, Inc.	235,445
		Jewelry Stores—0.2%
1,700		Movado Group, Inc.	60,010
		Leasing—0.2%
2,700	[1]	Willis Lease Finance Corp.	61,587
		Life Insurance—0.5%
100	[1]	Phoenix Companies, Inc.	5,936
5,768		Symetra Financial Corp.	136,702
		TOTAL	142,638
		Machine Tools—0.4%
2,800		Hurco Co., Inc.	107,884
		Machinery—0.7%
3,000		Douglas Dynamics, Inc.	62,190
1,700		Hyster-Yale Materials Handling, Inc.	133,433
		TOTAL	195,623
		Maritime—0.3%
4,800		Ship Finance International Ltd.	82,512
		Medical Supplies—0.9%
200		CONMED Corp.	8,398
200	[1]	ICU Medical, Inc.	14,180
3,500		Invacare Corp.	54,985
2,300	[1]	NuVasive, Inc.	94,070
2,700	[1]	Orthofix International NV	79,245
		TOTAL	250,878
		Medical Technology—1.6%
3,100		Abaxis, Inc.	163,246
9,000	[1]	Natus Medical, Inc.	306,000
		TOTAL	469,246
		Metal Fabrication—1.5%
5,100		Mueller Industries, Inc.	165,546
2,758		NN, Inc.	68,950
1,500		Olympic Steel, Inc.	30,180
4,900		Worthington Industries, Inc.	189,385
		TOTAL	454,061
		Metals & Mining—0.7%
4,600		US Silica Holdings, Inc.	206,540
		Mini-Mill Producer—0.3%
5,200		Commercial Metals Corp.	89,908
		Miscellaneous Communications—1.2%
1,600	[1]	Constant Contact, Inc.	56,576
9,200		West Corp.	294,400
		TOTAL	350,976
5

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Components—1.3%
13,100	[1]	Amkor Technology, Inc.	$88,818
1,700	[1]	Fairchild Semiconductor International, Inc., Class A	26,095
4,500		MKS Instruments, Inc.	163,800
9,300	[1]	Qlogic Corp.	109,833
		TOTAL	388,546
		Miscellaneous Food Products—1.1%
5,500		Fresh Del Monte Produce, Inc.	176,605
2,350		The Anderson's, Inc.	149,765
		TOTAL	326,370
		Miscellaneous Machinery—0.0%
200		Curtiss Wright Corp.	13,842
		Money Center Bank—0.0%
178		MidWestOne Financial Group, Inc.	4,749
		Multi-Industry Basic—0.3%
7,100	[1]	Graphic Packaging Holding Co.	86,123
		Multi-Industry Transportation—0.3%
4,500		Brinks Co. (The)	94,500
		Multi-Line Insurance—2.7%
9,435		CNO Financial Group, Inc.	171,057
2,975		FBL Financial Group, Inc., Class A	147,501
4,700		Maiden Holdings Ltd.	56,165
4,925		Montpelier Re Holdings Ltd.	163,214
1,600	[1]	Navigators Group, Inc.	108,944
2,300		Safety Insurance Group, Inc.	143,474
		TOTAL	790,355
		Multiline Retail—0.4%
2,700	[1]	Burlington Stores, Inc.	113,238
		Natural Gas Production—0.2%
7,863	[1]	VAALCO Energy, Inc.	58,343
		Office Furniture—0.4%
2,300		HNI Corp.	107,295
		Office Supplies—0.8%
12,500	[1]	Acco Brands Corp.	102,875
3,526		United Stationers, Inc.	147,281
		TOTAL	250,156
		Offshore Driller—0.3%
6,600	[1]	Newpark Resources, Inc.	75,438
		Oil Service, Explore & Drill—1.5%
9,100	[1]	Basic Energy Services, Inc.	117,390
7,300	[1]	Helix Energy Solutions Group, Inc.	194,472
12,300	[1]	Pioneer Energy Services Corp.	112,914
5,100	[1]	Willbros. Group, Inc.	29,937
		TOTAL	454,713
		Oil Well Supply—0.1%
800		Park-Ohio Holdings Corp.	42,488
		Other Communications Equipment—0.2%
2,100	[1]	Netgear, Inc.	71,484
		Packaged Foods—0.2%
600		J&J Snack Foods Corp.	61,818
6

Shares			Value
		COMMON STOCKS—continued
		Paper & Forest Products—0.4%
3,300	[1]	Boise Cascade Co.	$118,998
		Paper Products—0.6%
1,900		Kadant, Inc.	78,546
800		Neenah Paper, Inc.	48,808
3,400	[1]	Xerium Technologies, Inc.	50,728
		TOTAL	178,082
		Personnel Agency—0.4%
3,100	[1]	AMN Healthcare Services, Inc.	53,165
3,435		Kelly Services, Inc., Class A	60,559
		TOTAL	113,724
		Pharmaceuticals—0.2%
2,400	[1]	Phibro Animal Health Corp.	62,208
		Photo-Optical Component-Equipment—0.2%
1,600		Cognex Corp.	63,296
		Poultry Products—1.3%
4,800	[1]	Pilgrim's Pride Corp.	136,368
2,800		Sanderson Farms, Inc.	235,144
		TOTAL	371,512
		Printed Circuit Boards—0.8%
7,400	[1]	Benchmark Electronics, Inc.	175,528
11,747	[1]	Sigma Designs, Inc.	46,870
		TOTAL	222,398
		Printing—0.3%
1,100		Multi-Color Corp.	54,230
1,594		Quad Graphics, Inc.	35,148
		TOTAL	89,378
		Professional Services—0.3%
1,700	[1]	WageWorks, Inc.	96,917
		Property Liability Insurance—1.6%
2,770		Argo Group International Holdings Ltd.	154,566
2,900		Horace Mann Educators Corp.	88,189
2,800		OneBeacon Insurance Group Ltd.	44,604
1,374		Platinum Underwriters Holdings Ltd.	86,054
800		RLI Corp.	39,672
2,100		Selective Insurance Group, Inc.	54,222
		TOTAL	467,307
		Railroad—1.0%
4,900		Greenbrier Cos., Inc.	306,446
		Recreational Goods—0.3%
4,900	[1]	Nautilus, Inc.	65,562
1,700	[1]	Smith & Wesson Holding Corp.	17,272
		TOTAL	82,834
		Recreational Vehicles—0.2%
3,400	[1]	Winnebago Industries, Inc.	72,114
		Regional Banks—9.4%
1,700		Ameris Bancorp	42,160
2,040		Arrow Financial Corp.	55,875
1,900		BBCN Bancorp, Inc.	26,866
1,200		BancFirst Corp.	78,000
1,500		Bancorpsouth, Inc.	34,545
5,300		Cathay Bancorp, Inc.	139,973
7

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
4,500		Central Pacific Financial Corp.	$85,050
1,870		Community Trust Bancorp, Inc.	67,226
3,074		Enterprise Financial Services Corp.	57,945
2,099		Financial Institutions, Inc.	52,769
600		First Business Financial Services, Inc.	28,158
1,400		First Financial Bancorp	24,556
4,400		First Interstate BancSystem, Inc., Class A	129,096
5,100		First Merchants Corp.	115,515
8,000		First Midwest Bancorp, Inc.	134,320
2,400	[1]	First NBC Bank Holding Co.	88,152
2,300		Flushing Financial Corp.	46,322
2,300		Great Southern Bancorp, Inc.	87,423
2,100		Hancock Holding Co.	73,899
2,180		Hanmi Financial Corp.	46,761
4,200		MidSouth Bancorp, Inc.	79,548
3,900		NBT Bancorp, Inc.	100,152
5,000		OFG Bancorp.	77,850
800		Park National Corp.	67,496
6,600		PrivateBancorp, Inc.	213,312
2,800		S & T Bancorp, Inc.	77,252
1,800		Sandy Spring Bancorp, Inc.	46,440
500		Simmons 1st National Corp., Class A	20,995
770		Southside Bancshares, Inc.	25,857
4,100		Susquehanna Bankshares, Inc.	40,221
1,500		Tompkins Financial Corporation	75,300
5,000		Trustmark Corp.	121,650
7,700		United Community Banks, Inc.	138,831
700		Univest Corp.	14,364
2,500		Wesbanco, Inc.	86,150
2,600	[1]	Western Alliance Bancorp	69,212
2,300		Wintrust Financial Corp.	106,536
		TOTAL	2,775,777
		Rental & Leasing Services—0.2%
1,680		Rent-A-Center, Inc.	52,030
		Resorts—0.3%
1,100		Vail Resorts, Inc.	94,996
		Restaurant—0.5%
1,100		DineEquity, Inc.	97,856
2,200		Sonic Corp.	55,462
		TOTAL	153,318
		Restaurants—0.5%
2,200		Jack in the Box, Inc.	156,288
		Road & Rail—0.0%
200		ArcBest Corp.	7,740
		Rubber—0.8%
6,900		Cooper Tire & Rubber Co.	222,249
		Savings & Loan—2.2%
2,737		Banner Corp.	118,293
2,900		Berkshire Hills Bancorp, Inc.	74,762
2,000		First Defiance Financial Corp.	61,260
7,300	[1]	Flagstar Bancorp, Inc.	114,756
8

Shares			Value
		COMMON STOCKS—continued
		Savings & Loan—continued
1,500		MB Financial, Inc.	$47,325
6,448		Provident Financial Holdings, Inc.	94,012
1,500		WSFS Financial Corp.	117,975
500		Webster Financial Corp. Waterbury	15,670
		TOTAL	644,053
		Securities Brokerage—0.8%
3,000	[1]	Investment Technology Group, Inc.	53,790
3,100	[1]	Piper Jaffray Cos., Inc.	175,026
		TOTAL	228,816
		Semiconductor Distribution—0.8%
1,300	[1]	Tyler Technologies, Inc.	145,496
9,200	[1]	Ultra Clean Holdings, Inc.	80,776
		TOTAL	226,272
		Semiconductor Manufacturing—1.8%
10,000	[1]	Cirrus Logic, Inc.	193,000
9,800	[1]	Integrated Device Technology, Inc.	160,818
300		Monolithic Power Systems	13,257
4,200	[1]	Plexus Corp.	173,670
		TOTAL	540,745
		Semiconductor Manufacturing Equipment—0.9%
5,953		Mentor Graphics Corp.	126,144
4,400		Tessera Technologies, Inc.	133,716
		TOTAL	259,860
		Services to Medical Professionals—1.8%
2,100	[1]	Bio-Reference Laboratories, Inc.	63,084
2,500	[1]	MedAssets, Inc.	54,150
500	[1]	Molina Healthcare, Inc.	24,320
4,700	[1]	Team Health Holdings, Inc.	293,938
2,500	[1]	WebMD Health Corp., Class A	106,700
		TOTAL	542,192
		Shoes—1.5%
2,100		Brown Shoe Co., Inc.	55,839
759	[1]	Genesco, Inc.	58,208
6,000	[1]	Skechers USA, Inc., Class A	328,500
		TOTAL	442,547
		Software Packaged/Custom—2.9%
1,700		Advent Software, Inc.	58,752
3,300	[1]	Aspen Technology, Inc.	121,869
619		CSG Systems International, Inc.	16,410
200	[1]	Electronics for Imaging, Inc.	9,144
1,030	[1]	ePlus, Inc.	62,902
3,200	[1]	Omnicell, Inc.	103,392
1,800	[1]	PTC, Inc.	68,670
400		Pegasystems, Inc.	8,668
2,500	[1]	Qualys, Inc.	80,200
5,700	[1]	Take-Two Interactive Software, Inc.	150,765
6,600	[1]	VASCO Data Security International, Inc.	167,112
		TOTAL	847,884
		Specialty Chemicals—0.5%
1,000		Chemed Corp.	103,360
2,100	[1]	Kraton Performance Polymers, Inc.	37,569
9

Shares			Value
		COMMON STOCKS—continued
		Specialty Chemicals—continued
608	[1]	Omnova Solutions, Inc.	$4,274
		TOTAL	145,203
		Specialty Machinery—0.6%
3,300		Woodward Governor Co.	168,993
		Specialty Retailing—2.5%
4,083	[1]	Asbury Automotive Group, Inc.	285,973
6,200	[1]	Barnes & Noble, Inc.	135,284
5,300		Big 5 Sporting Goods Corp.	65,243
1,300		Children's Place, Inc./The	64,025
3,900		Finish Line, Inc., Class A	103,233
400	[1]	Kirkland's, Inc.	7,120
600		Penske Automotive Group, Inc.	27,144
3,200		Stage Stores, Inc.	53,984
		TOTAL	742,006
		Technology Services—0.2%
800		VSE Corporation	48,224
		Telecommunication Equipment & Services—1.5%
7,900	[1]	NeuStar, Inc., Class A	208,639
2,600		Oplink Communications, Inc.	54,210
1,500		Plantronics, Inc.	77,805
8,500	[1]	Polycom, Inc.	111,180
		TOTAL	451,834
		Telephone Utility—0.4%
1,000		Atlantic Telephone Network, Inc.	67,190
2,500		Inteliquent, Inc.	42,075
		TOTAL	109,265
		Textiles Apparel & Luxury Goods—0.5%
5,000	[1]	Unifi, Inc.	139,850
		Truck Manufacturing—0.4%
7,600		Federal Signal Corp.	107,920
		Trucking—0.4%
4,500		Knight Transportation, Inc.	131,670
		Undesignated Consumer Cyclicals—0.5%
2,300		ABM Industries, Inc.	63,572
3,300		Weight Watchers International, Inc.	85,965
		TOTAL	149,537
		Undesignated Consumer Staples—0.5%
4,500	[1]	Medifast, Inc.	142,830
		Undesignated Energy—0.2%
1,800		Ormat Technologies, Inc.	52,110
		Undesignated Technology—0.2%
5,900	[1]	American Reprographics Co.	59,885
		TOTAL COMMON STOCKS (IDENTIFIED COST $26,644,554)	28,875,645
		INVESTMENT COMPANy—1.8%
540,507	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares,0.06% (AT NET ASSET VALUE)	540,507
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $27,185,061)[4]	29,416,152
		OTHER ASSETS AND LIABILITIES - NET— (0.1)%[5]	(41,301)
		TOTAL NET ASSETS—100%	$29,374,851
10

1	Non-income-producing security.
2	7-day net yield.
3	Affiliated holding.
4	At October 31, 2014, the cost of investments for federal tax purposes was $27,185,061. The net unrealized appreciation of investments for federal tax purposes was $2,231,091. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,425,527 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,194,436.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services , and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt
11
Federated MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Airline - Regional—1.1%
15,468		Alaska Air Group, Inc.	$823,362
		Apparel—2.8%
8,864	[1]	Ann, Inc.	340,289
10,010		Columbia Sportswear Co.	385,785
6,300	[1]	G-III Apparel Group Ltd.	499,905
11,000	[1]	Iconix Brand Group, Inc.	440,110
1,436		Oxford Industries, Inc.	87,955
10,033	[1]	Zumiez, Inc.	334,902
		TOTAL	2,088,946
		Auto Original Equipment Manufacturers—2.0%
15,400	[1]	Gentherm, Inc.	642,180
20,065	[1]	Meritor, Inc.	230,547
11,473	[1]	Tenneco Automotive, Inc.	600,726
		TOTAL	1,473,453
		Biotechnology—3.5%
200	[1]	Acorda Therapeutics, Inc.	6,964
12,700	[1]	Anika Therapeutics, Inc.	509,778
11,800	[1]	Enanta Pharmaceuticals, Inc.	507,400
13,700	[1]	Isis Pharmaceuticals, Inc.	631,022
2,000	[1]	Oncomed Pharmaceuticals, Inc.	41,540
31,300	[1]	Repligen Corp.	789,386
3,000	[1]	Seattle Genetics, Inc.	110,010
		TOTAL	2,596,100
		Clothing Stores—0.2%
3,308		Cato Corp., Class A	117,996
		Commodity Chemicals—0.2%
3,208		Stepan Co.	142,050
		Communications Equipment—1.1%
39,000	[1]	Aruba Networks, Inc.	841,620
		Computer Peripherals—0.4%
10,234	[1]	Silicon Graphics, Inc.	88,831
3,317	[1]	Synaptics, Inc.	226,982
		TOTAL	315,813
		Computer Services—2.6%
2,855		Fair Isaac & Co., Inc.	177,867
11,200	[1]	IGATE Capital Corp.	414,960
18,400	[1]	Manhattan Associates, Inc.	738,024
3,623	[1]	Syntel, Inc.	313,788
11,641	[1]	Unisys Corp.	298,475
		TOTAL	1,943,114
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	143,825
		Containers & Packaging—0.7%
21,300	[1]	Berry Plastics Group, Inc.	554,226
		Contracting—0.2%
3,000	[1]	Team, Inc.	126,420
1

Shares			Value
		COMMON STOCKS—continued
		Cosmetics & Toiletries—0.4%
11,534	[1]	Sally Beauty Holdings, Inc.	$338,061
		Crude Oil & Gas Production—1.0%
4,900	[1]	Clayton Williams Energy, Inc.	407,386
6,344	[1]	Stone Energy Corp.	155,428
19,484		W&T Offshore, Inc.	177,110
		TOTAL	739,924
		Dairy Products—0.7%
5,700		Cal-Maine Foods, Inc.	500,403
		Defense Aerospace—0.9%
5,600		Kaman Corp., Class A	241,136
4,300	[1]	Teledyne Technologies, Inc.	445,609
		TOTAL	686,745
		Education & Training Services—1.8%
3,960	[1]	American Public Education, Inc.	122,721
5,528		Capella Education Co.	391,051
9,307	[1]	Grand Canyon Education, Inc.	445,805
5,812	[1]	Strayer Education, Inc.	425,380
		TOTAL	1,384,957
		Electrical Equipment—1.6%
6,000		Belden, Inc.	427,140
9,506		EnerSys, Inc.	596,977
6,330	[1]	Rofin-Sinar Technologies, Inc.	141,728
		TOTAL	1,165,845
		Electronic Instruments—0.2%
3,289	[1]	iRobot Corp.	117,483
		Electronics Stores—0.6%
6,100	[1]	REX American Resources Corp.	443,836
		Ethical Drugs—1.1%
14,700	[1]	Ligand Pharmaceuticals, Inc., Class B	812,469
		Financial Services—2.7%
13,268		Deluxe Corp.	806,695
10,005		Heartland Payment Systems, Inc.	516,758
7,879	[1]	Outerwall, Inc.	498,504
3,000	[1]	Portfolio Recovery Associates, Inc.	189,750
		TOTAL	2,011,707
		Furniture—0.9%
7,783		Ethan Allen Interiors, Inc.	220,259
16,614	[1]	Select Comfort Corp.	426,814
		TOTAL	647,073
		Generic Drugs—2.2%
27,800	[1]	Impax Laboratories, Inc.	805,366
14,300	[1]	Lannett Co., Inc.	811,096
		TOTAL	1,616,462
		Grocery Chain—0.3%
3,050		Casey's General Stores, Inc.	249,703
		Health Care Equipment & Supplies—1.2%
17,300	[1]	Masimo Corp.	436,652
18,100	[1]	Zeltiq Aesthetics, Inc.	464,084
		TOTAL	900,736
		Home Health Care—0.7%
8,070	[1]	Wellcare Health Plans, Inc.	547,711
2

Shares			Value
		COMMON STOCKS—continued
		Home Products—1.0%
3,000		Spectrum Brands Holdings, Inc.	$271,770
7,349		Tupperware Brands Corp.	468,499
		TOTAL	740,269
		Household Appliances—0.4%
3,100	[1]	Middleby Corp.	274,350
		Industrial Machinery—2.0%
7,900		Altra Holdings, Inc.	249,008
5,100		Hyster-Yale Materials Handling, Inc.	400,299
15,700	[1]	Rexnord Corp.	463,935
2,945		Tennant Co.	217,135
3,213		Watts Industries, Inc., Class A	194,804
		TOTAL	1,525,181
		Insurance Brokerage—1.1%
17,700		AmTrust Financial Services, Inc.	794,199
		Internet Services—0.7%
4,661	[1]	Travelzoo, Inc.	61,012
23,000	[1]	Web.com Group, Inc.	472,190
		TOTAL	533,202
		Internet Software & Services—0.7%
10,900	[1]	LogMeIn, Inc.	523,745
		IT Services—1.0%
10,300	[1]	EPAM Systems, Inc.	491,722
2,500	[1]	WEX, Inc.	283,900
		TOTAL	775,622
		Machined Parts Original Equipment Manufacturers—0.7%
10,278		Applied Industrial Technologies, Inc.	501,669
		Mail Order—0.5%
5,570		HSN, Inc.	368,010
		Maritime—0.6%
10,724		TAL International Group, Inc.	462,526
		Medical Supplies—2.6%
8,400	[1]	Align Technology, Inc.	442,008
16,300		Owens & Minor, Inc.	543,116
12,777		Steris Corp.	789,619
3,000		West Pharmaceutical Services, Inc.	153,750
		TOTAL	1,928,493
		Medical Technology—1.8%
8,800		Cantel Medical Corp.	373,120
100	[1]	Cyberonics, Inc.	5,250
16,151	[1]	MedAssets, Inc.	349,831
18,500	[1]	Natus Medical, Inc.	629,000
		TOTAL	1,357,201
		Metal Fabrication—0.8%
15,038		Worthington Industries, Inc.	581,219
		Metals & Mining—0.8%
13,800		US Silica Holdings, Inc.	619,620
		Miscellaneous Communications—0.8%
18,000		West Corp.	576,000
		Miscellaneous Components—0.3%
3,000	[1]	Proto Labs, Inc.	196,110
3

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Metals—0.8%
8,098		Materion Corp.	$319,466
6,365		Matthews International Corp., Class A	293,299
		TOTAL	612,765
		Multi-Industry Basic—0.4%
13,814		Olin Corp.	334,851
		Multi-Industry Transportation—0.3%
10,389		Brinks Co. (The)	218,169
580	[1]	Hub Group, Inc.	21,048
		TOTAL	239,217
		Multiline Retail—0.5%
8,300	[1]	Burlington Stores, Inc.	348,102
		Office Furniture—1.3%
10,040		HNI Corp.	468,366
14,535		Knoll, Inc.	289,101
7,135		Miller Herman, Inc.	228,320
		TOTAL	985,787
		Office Supplies—0.7%
793		MSA Safety, Inc.	45,574
11,631		United Stationers, Inc.	485,827
		TOTAL	531,401
		Oil Refiner—0.8%
8,100		Alon USA Energy, Inc.	129,924
13,300		Delek US Holdings, Inc.	450,737
		TOTAL	580,661
		Oil Service, Explore & Drill—0.9%
29,200	[1]	Basic Energy Services, Inc.	376,680
32,300	[1]	Pioneer Energy Services Corp.	296,514
		TOTAL	673,194
		Other Communications Equipment—0.4%
8,124	[1]	Netgear, Inc.	276,541
		Paint & Related Materials—0.5%
9,700		Fuller (H.B.) Co.	407,109
		Paper Products—0.3%
4,000	[1]	Clearwater Paper Corp.	257,400
		Personal & Household—0.4%
6,000		Nu Skin Enterprises, Inc., Class A	316,980
		Personal Loans—0.3%
5,177		Cash America International, Inc.	254,450
		Personnel Agency—0.6%
22,700	[1]	AMN Healthcare Services, Inc.	389,305
2,192	[1]	TrueBlue, Inc.	54,186
		TOTAL	443,491
		Pharmaceuticals—0.9%
7,400	[1]	Pacira Pharmaceuticals, Inc.	686,868
		Photo-Optical Component-Equipment—1.1%
15,700		Cognex Corp.	621,092
2,997	[1]	Coherent, Inc.	195,255
		TOTAL	816,347
		Plastic—0.8%
15,900		Polyone Corp.	588,459
4

Shares			Value
		COMMON STOCKS—continued
		Poultry Products—1.6%
18,000	[1]	Pilgrim's Pride Corp.	$511,380
8,400		Sanderson Farms, Inc.	705,432
		TOTAL	1,216,812
		Railroad—1.0%
12,200		Greenbrier Cos., Inc.	762,988
		Recreational Goods—0.4%
7,700		Sturm Ruger & Co., Inc.	320,936
		Recreational Vehicles—1.0%
4,600		Arctic Cat, Inc.	154,836
12,082		Brunswick Corp.	565,438
		TOTAL	720,274
		Regional Banks—0.5%
14,600	[1]	Western Alliance Bancorp	388,652
		Restaurants—3.1%
3,100	[1]	Buffalo Wild Wings, Inc.	462,768
4,276		Cracker Barrel Old Country Store, Inc.	493,237
5,500		Domino's Pizza, Inc.	488,345
9,226		Jack in the Box, Inc.	655,415
4,316	[1]	Red Robin Gourmet Burgers	237,250
		TOTAL	2,337,015
		Roofing & Wallboard—0.1%
2,197	[1]	Beacon Roofing Supply, Inc.	60,791
		Semiconductor Distribution—1.0%
6,800	[1]	Tyler Technologies, Inc.	761,056
		Semiconductor Manufacturing—2.4%
412	[1]	Cabot Microelectronics Corp.	19,871
22,465	[1]	Cirrus Logic, Inc.	433,574
39,100	[1]	Integrated Device Technology, Inc.	641,631
8,800		Monolithic Power Systems	388,872
7,894	[1]	Plexus Corp.	326,417
		TOTAL	1,810,365
		Semiconductor Manufacturing Equipment—1.0%
18,799		Brooks Automation, Inc.	231,791
25,704		Mentor Graphics Corp.	544,668
		TOTAL	776,459
		Semiconductors & Semiconductor Equipment—0.8%
11,200	[1]	Cavium Networks, Inc.	574,672
		Services to Medical Professionals—3.4%
14,809	[1]	Bio-Reference Laboratories, Inc.	444,862
8,317	[1]	Centene Corp.	770,736
12,623	[1]	Team Health Holdings, Inc.	789,443
12,600	[1]	WebMD Health Corp., Class A	537,768
		TOTAL	2,542,809
		Shoes—2.1%
8,021	[1]	CROCs, Inc.	93,685
9,220	[1]	Genesco, Inc.	707,082
14,000	[1]	Skechers USA, Inc., Class A	766,500
		TOTAL	1,567,267
		Software Packaged/Custom—6.9%
17,700	[1]	Aspen Technology, Inc.	653,661
16,472		CSG Systems International, Inc.	436,673
5

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
2,400	[1]	Commvault Systems, Inc.	$106,416
13,500	[1]	Electronics for Imaging, Inc.	617,220
1,679	[1]	MicroStrategy, Inc., Class A	270,117
20,107	[1]	PTC, Inc.	767,082
15,930	[1]	Progress Software Corp.	412,587
8,400	[1]	SS&C Technologies Holdings, Inc.	405,888
30,500	[1]	Take-Two Interactive Software, Inc.	806,725
2,800	[1]	Ultimate Software Group, Inc.	421,428
4,297	[1]	Verint Systems, Inc.	247,035
		TOTAL	5,144,832
		Specialty Chemicals—1.5%
15,500		American Vanguard Corp.	178,870
6,233		Chemed Corp.	644,243
3,334	[1]	Chemtura Corp.	77,649
2,738		Quaker Chemical Corp.	224,735
		TOTAL	1,125,497
		Specialty Machinery—1.0%
14,400		Woodward Governor Co.	737,424
		Specialty Retailing—4.7%
2,114		Aaron's, Inc.	52,343
10,500	[1]	Asbury Automotive Group, Inc.	735,420
2,751	[1]	Cabela's, Inc., Class A	132,103
7,598		Children's Place, Inc./The	374,201
300	[1]	Dorman Products, Inc.	13,908
10,402		Finish Line, Inc., Class A	275,341
7,960		GNC Acquisition Holdings, Inc.	330,897
3,445	[1]	Kirkland's, Inc.	61,321
8,200		Lithia Motors, Inc., Class A	636,484
13,619		Penske Automotive Group, Inc.	616,124
8,239		Pier 1 Imports, Inc.	106,283
600	[1]	Restoration Hardware, Inc.	48,192
5,100	[1]	Vera Bradley, Inc.	116,280
		TOTAL	3,498,897
		Telecommunication Equipment & Services—2.6%
7,003		Adtran, Inc.	148,534
7,531	[1]	Anixter International, Inc.	641,415
11,863	[1]	CIENA Corp.	198,824
19,100	[1]	NeuStar, Inc., Class A	504,431
13,000		Ubiquiti Networks, Inc.	465,010
		TOTAL	1,958,214
		Trucking—1.0%
9,900	[1]	Old Dominion Freight Lines, Inc.	721,413
		Undesignated Consumer Cyclicals—1.7%
11,900	[1]	Euronet Worldwide, Inc.	638,673
12,300	[1]	Parexel International Corp.	668,013
		TOTAL	1,306,686
		Undesignated Consumer Staples—1.3%
14,100	[1]	Medifast, Inc.	447,534
4,800	[1]	USANA, Inc.	547,104
		TOTAL	994,638
6

Shares			Value
		COMMON STOCKS—continued
		Undesignated Health—0.8%
14,700		HealthSouth Corp.	$592,851
		Wireless Communications—0.2%
3,400		InterDigital, Inc.	168,062
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,347,371)	73,529,689
		INVESTMENT COMPANY—1.8%
1,393,066	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	1,393,066
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $64,740,437)[4]	74,922,755
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(28,841)
		TOTAL NET ASSETS—100%	$74,893,914
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2014, the cost of investments for federal tax purposes was $64,740,437. The net unrealized appreciation of investments for federal tax purposes was $10,182,318. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,511,885 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,329,567.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
7

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2014